                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-3706
                                   ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        4500 MAIN STREET, KANSAS CITY, MISSOURI              64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    816-531-5575
                                                    ----------------------------

Date of fiscal year end:       08-31
                          ------------------------------------------------------

Date of reporting period:      11-30-2006
                          ------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE MONEY MARKET FUND
NOVEMBER 30, 2006
[american century investments logo and text logo]

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES - 99.3%
CALIFORNIA - 99.3%
       $14,075,000  ABAG Finance Auth. for Nonprofit
                    Corps. COP, (Lucile Salter Packard
                    Children's Hospital at Stanford),
                    VRDN, 3.40%, 12/6/06 (Ambac)
                    (SBBPA: Bayerische Landesbank)                 $ 14,075,000
         2,000,000  ABAG Finance Auth. for Nonprofit
                    Corps. Multifamily Housing Rev.,
                    Series 2002 A, (The Arbors
                    Apartments), VRDN, 3.38%,
                    12/6/06 (LOC: FNMA)                               2,000,000
         5,270,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., (Francis Parker
                    School), VRDN, 3.35%, 12/7/06
                    (LOC: Bank of New York)                           5,270,000
         2,945,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., (Institute Defense
                    Analyses), VRDN, 3.51%, 12/7/06
                    (Ambac) (SBBPA: Wachovia
                    Bank N.A.)                                        2,945,000
         5,000,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., (The Thacher School),
                    VRDN, 3.47%, 12/7/06
                    (SBBPA: Keybank, N.A.)                            5,000,000
         2,925,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., Series 2002 A,
                    (Hamilin School), VRDN, 3.35%,
                    12/7/06 (LOC: BNP Paribas)                        2,925,000
         8,580,628  ABN AMRO Leasetops Certificates
                    Trust Rev., Series 2003-1, VRDN,
                    3.63%, 12/6/06 (Ambac)
                    (SBBPA: ABN AMRO Bank N.V.)
                    (Acquired 1/29/03,
                    Cost $8,580,628)(1)                               8,580,628
         5,000,000  ABN AMRO Munitops Certificate
                    Trust GO, VRDN, 3.69%, 6/14/07
                    (CIFG-TCRS) (SBBPA: ABN AMRO
                    Bank N.V.)                                        5,000,000
         6,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2003-17, VRDN,
                    3.51%, 12/7/06 (MBIA)
                    (SBBPA: ABN AMRO Bank N.V.)                       6,000,000
         5,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2005-32, VRDN,
                    3.51%, 12/7/06 (Ambac)
                    (SBBPA: ABN AMRO Bank N.V.)
                    (Acquired 8/16/05,
                    Cost $5,000,000)(1)                               5,000,000
         5,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-11, VRDN,
                    3.51%, 12/7/06 (MBIA)
                    (SBBPA: ABN AMRO Bank N.V.)
                    (Acquired 3/28/06,
                    Cost $5,000,000)(1)                               5,000,000
         4,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-19, VRDN,
                    3.51%, 12/7/06 (MBIA)
                    (SBBPA: ABN AMRO Bank N.V.)                       4,000,000
         9,825,000  ABN AMRO Munitops Certificate
                    Trust Special Obligation Rev.,
                    Series 2000-17, VRDN, 3.49%,
                    12/7/06 (SBBPA: ABN AMRO
                    Bank N.V.)                                        9,825,000
           635,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 2000 I,
                    VRDN, 3.36%, 12/7/06 (Ambac)
                    (SBBPA: KBC Bank N.V.)                              635,000
         4,325,000  Apple Valley COP, (Public Facilities
                    Financing), VRDN, 3.38%, 12/7/06
                    (LOC: California State Teacher's
                    Retirement)                                       4,325,000
        10,635,000  Auburn Union School District COP,
                    VRDN, 3.45%, 12/7/06 (FSA)
                    (SBBPA: Dexia Credit Local)                      10,635,000
         2,300,000  Barstow Multifamily Housing Rev.,
                    (Desert Vista Apartments), VRDN,
                    3.35%, 12/6/06 (LOC: FHLB)                        2,300,000
         7,500,000  California Community College
                    Financing Auth. GO, Series 2006 A,
                    4.50%, 6/29/07 (FSA)                              7,536,647
         3,295,000  California Department of Water
                    Resources & Power Supply Rev.,
                    (PT 748), VRDN, 3.53%, 12/7/06
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 2/27/03,
                    Cost $3,295,000)(1)                               3,295,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         6,000,000  California Department of Water
                    Resources & Power Supply Rev.,
                    Series 2002 C16, VRDN, 3.34%,
                    12/7/06 (LOC: Bank of New York)                   6,000,000
         7,500,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2005 G8, VRDN, 3.35%,
                    12/7/06 (MBIA)
                    (SBBPA: JPMorgan Chase Bank)                      7,500,000
         1,000,000  California Department of Water
                    Resources Rev., Series 2002 B2,
                    VRDN, 3.68%, 12/1/06
                    (LOC: BNP Paribas)                                1,000,000
         2,700,000  California Economic Development
                    Financing Auth. Rev., (Volk
                    Enterprises Inc.), VRDN, 3.35%,
                    12/7/06 (LOC: JPMorgan Chase
                    Bank) (Acquired 3/8/04,
                    Cost $2,700,000)(1)                               2,700,000
           700,000  California Economic Recovery Rev.,
                    Series 2004 C6, VRDN, 3.47%,
                    12/1/06 (State Guaranteed)
                    (LOC: Citibank N.A.)                                700,000
           470,000  California Economic Recovery Rev.,
                    Series 2004 C16, VRDN, 3.30%,
                    12/6/06 (FSA) (SBBPA: Dexia
                    Credit Local)                                       470,000
         6,025,000  California Economic Recovery Rev.,
                    Series 2004 C21, VRDN, 3.34%,
                    12/6/06 (XLCA) (SBBPA: Dexia
                    Credit Local)                                     6,025,000
           200,000  California Educational Facilities
                    Auth. Rev., (Chapman University),
                    VRDN, 3.35%, 12/6/06 (LOC:
                    Allied Irish Bank plc)                              200,000
           275,000  California Educational Facilities
                    Auth. Rev., (Mount St. Mary's
                    College), VRDN, 3.43%, 12/6/06
                    (LOC: Allied Irish Bank plc)                        275,000
         8,005,000  California Educational Facilities
                    Auth. Rev., Series 2002 B, (Art
                    Center Design College), VRDN,
                    3.45%, 12/7/06 (LOC: Allied Irish
                    Bank plc)                                         8,005,000
         5,200,000  California Enterprise Development
                    Auth. Rev., (Community Hospice
                    Inc.), VRDN, 3.38%, 12/7/06
                    (LOC: Bank of New York)                           5,200,000
         1,000,000  California GO, (PA 1164), VRDN,
                    3.53%, 12/7/06 (LOC: Merrill
                    Lynch Capital Services, Inc.)
                    (Acquired 7/10/03,
                    Cost $1,000,000)(1)                               1,000,000
         3,195,000  California GO, (PT 2831), VRDN,
                    3.48%, 12/7/06 (Ambac)
                    (SBBPA: Dexia Credit Local)
                    (Acquired 7/5/05-6/28/06,
                    Cost $3,195,000)(1)                               3,195,000
         5,000,000  California GO, Series 2003 C3,
                    VRDN, 3.33%, 12/7/06 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America N.A.,
                    and Bank of Nova Scotia)                          5,000,000
         2,900,000  California GO, Series 2003 C4,
                    VRDN, 3.34%, 12/7/06 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America N.A.,
                    and Bank of Nova Scotia)                          2,900,000
         3,100,000  California GO, Series 2005 A3,
                    VRDN, 3.34%, 12/6/06 (LOC:
                    Bank of America N.A.)                             3,100,000
         6,500,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2006 C, (Kaiser Permanente),
                    VRDN, 3.36%, 12/6/06                              6,500,000
        12,660,000  California Housing Finance Agency
                    Rev., Series 2001 F, (Multifamily
                    Housing III), VRDN, 3.39%,
                    12/6/06 (SBBPA: FNMA)                            12,660,000
         3,800,000  California Housing Finance Agency
                    Rev., Series 2002 B, (Multifamily
                    Housing III), VRDN, 3.39%,
                    12/7/06 (SBBPA: FNMA)                             3,800,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Academy of Motion Picture Arts
                    and Sciences Obligated Group),
                    VRDN, 3.51%, 12/7/06 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                      4,000,000
         3,000,000  California Infrastructure &
                    Economic Development Bank Rev.,

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

                    (Country Schools), VRDN, 3.38%,
                    12/7/06 (Bank of New York)                        3,000,000
         4,600,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Humane Society), VRDN, 3.40%,
                    12/7/06 (LOC: Comerica Bank)                      4,600,000
         2,830,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Rural Community Assistance),
                    VRDN, 3.40%, 12/7/06
                    (LOC: Bank of the West)                           2,830,000
         5,945,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2003 A, (Bay Area Toll
                    Bridges Seismic Retrofit), VRDN,
                    3.48%, 12/7/06 (Ambac)
                    (SBBPA: Dexia Credit Local)
                    (Acquired 11/9/06,
                    Cost $5,945,000)(1)                               5,945,000
         3,910,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2003 A, VRDN, 3.32%,
                    12/6/06 (LOC: Wells Fargo
                    Bank, N.A.)                                       3,910,000
         4,000,000  California School Cash Reserve
                    Program Auth. Rev., Series 2006 A,
                    4.50%, 7/6/07 (Ambac)                             4,022,973
         7,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2003 D, (Kaiser Permanente),
                    VRDN, 3.38%, 12/6/06                              7,000,000
        12,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2004 M, VRDN, 3.36%, 12/6/06                     12,500,000
         4,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 A, (National Center for
                    International Schools), VRDN,
                    3.36%, 12/7/06 (LOC: Allied Irish
                    Bank plc)                                         4,000,000
         5,535,000  California Statewide Communities
                    Development Auth. Special Tax
                    Rev., VRDN, 3.53%, 12/7/06
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 8/6/01-
                    3/13/03, Cost $5,535,000)(1)                      5,535,000
         3,150,000  California Statewide Financing
                    Auth. Rev., VRDN, 3.53%, 12/7/06
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 2/17/05-
                    1/12/06, Cost $3,150,000)(1)                      3,150,000
         1,900,000  City of Davis Special Tax Rev.,
                    (Community Facilities District
                    No. 1999-2), VRDN, 3.33%,
                    12/7/06 (LOC: Wells Fargo
                    Bank, N.A.)                                       1,900,000
         3,675,000  City of Fremont COP, (Building &
                    Equipment Financing), VRDN,
                    3.35%, 12/7/06 (LOC: KBC
                    Bank N.V.)                                        3,675,000
         1,000,000  City of Novato Rev., (Nova-Ro III
                    Senior Housing), VRDN, 3.32%,
                    12/7/06 (LOC: Bank of the West)                   1,000,000
        11,775,000  City of Reedley COP, VRDN, 3.46%,
                    12/7/06 (LOC: U.S. Bank N.A.)                    11,775,000
         4,700,000  City of San Jose Rev., Series
                    1985 B, (Foxchase), VRDN, 3.41%,
                    12/7/06 (LOC: FNMA)                               4,700,000
         5,995,000  City of Vallejo COP, (Golf Course
                    Facilities Financing), VRDN, 3.44%,
                    12/7/06 (LOC: Union Bank of
                    California N.A.)                                  5,995,000
        23,540,000  City of Vallejo COP, VRDN, 3.44%,
                    12/7/06 (LOC: Union Bank of
                    California N.A.)                                 23,540,000
         6,000,000  City of Vallejo Rev., Series 2001 A,
                    VRDN, 3.44%, 12/6/06 (LOC:
                    JPMorgan Chase Bank)                              6,000,000
         9,800,000  City of Whittier Rev., (Whittier
                    College), VRDN, 3.52%, 12/7/06
                    (RADIAN) (SBBPA: Bank of
                    New York)                                         9,800,000
         7,000,000  Coachella Valley Unified School
                    District COP, VRDN, 3.47%, 12/7/06
                    (FSA) (SBBPA: Dexia Credit Local)                 7,000,000
         5,000,000  Delano COP, (Delano Regional
                    Medical Center), VRDN, 3.49%,
                    12/7/06 (LOC: Comerica Bank)                      5,000,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         3,800,000  Diamond Bar Public Financing
                    Auth. Lease Rev., Series 2002 A,
                    (Community/Senior Center), VRDN, 3.55%,
                    12/6/06 (LOC: Union Bank of
                    California N.A.)                                  3,800,000
         2,000,000  East Bay Municipal Utility District
                    Rev., Series 2005 B2, VRDN, 3.30%,
                    12/6/06 (XLCA) (SBBPA: Dexia
                    Credit Local)                                     2,000,000
         6,200,000  El Monte COP, Series 2003 A,
                    (Community Improvement), VRDN,
                    3.38%, 12/7/06 (LOC: California
                    State Teacher's Retirement)                       6,200,000
         2,080,000  Golden State Tobacco Securitization
                    Corp. Settlement Rev., (DB 195),
                    VRDN, 3.53%, 12/7/06 (FGIC)
                    (SBBPA: Deutsche Bank A.G.)                       2,080,000
         3,530,000  Golden State Tobacco Securitization
                    Corp. Settlement Rev., (PA 1236),
                    VRDN, 3.53%, 12/7/06 (LOC:
                    Merrill Lynch Capital Services, Inc.)
                    (Acquired 1/15/04,
                    Cost $3,530,000)(1)                               3,530,000
         2,735,000  Golden State Tobacco Securitization
                    Corp. Settlement Rev., (PA 1237),
                    VRDN, 3.53%, 12/7/06 (LOC:
                    Merrill Lynch Capital Services, Inc.)             2,735,000
         2,865,000  Golden State Tobacco Securitization
                    Corp. Settlement Rev., (PT 2338),
                    RDN, 3.53%, 12/7/06 (LOC: Merrill
                    Lynch Capital Services, Inc.)
                    (Acquired 8/20/04-10/6/05,
                    Cost $2,865,000)(1)                               2,865,000
         2,080,000  Golden State Tobacco Securitization
                    Corp. Settlement Rev., (PT 3572),
                    VRDN, 3.53%, 12/7/06 (SBBPA:
                    Merrill Lynch Capital Services, Inc.)             2,080,000
        22,455,000  Inland Valley Development Agency
                    Tax Allocation Rev., VRDN, 3.44%,
                    12/6/06 (LOC: California State
                    Teacher's Retirement)                            22,455,000
        11,325,936  Koch Certificates Trust Rev.,
                    Series 1999-2, VRDN, 3.53%,
                    12/7/06 (Ambac) (MBIA)
                    (SBBPA: State Street Bank &
                    Trust Co.) (Acquired 2/11/00-
                    12/2/04, Cost $11,325,936)(1)                    11,325,936
         3,425,000  Long Beach Unified School
                    District COP, VRDN, 3.48%,
                    12/7/06 (Ambac) (SBBPA: Dexia
                    Credit Local)                                     3,425,000
         1,000,000  Los Angeles Convention & Exhibit
                    Center Auth. Rev., Series 2003 E,
                    VRDN, 3.34%, 12/6/06 (Ambac)
                    (SBBPA: Dexia Credit Local)                       1,000,000
         1,000,000  Los Angeles COP, Series 2006 A,
                    (Notre Dame High School), VRDN,
                    3.35%, 12/7/06 (LOC: Allied Irish
                    Bank plc)                                         1,000,000
         3,000,000  Los Angeles Municipal
                    Improvement Corp. Lease Rev.,
                    Series 2006 A2, 3.45%, 12/6/06
                    (LOC: Bank of America N.A.)                       2,999,953
         5,000,000  Los Angeles Municipal
                    Improvement Corp. Lease Rev.,
                    Series 2006 A2, 3.45%, 2/6/07
                    (LOC: Bank of America N.A.)                       4,998,964
         7,000,000  Los Angeles Rev., 4.50%, 6/29/07                  7,029,107
         5,000,000  Los Angeles Unified School District
                    Tax & Revenue Anticipation Notes
                    GO, 4.50%, 12/3/07                                5,052,886
         1,700,000  Riverside County Transportation
                    Commission, Series 2006 B, 3.55%,
                    1/9/07 (LOC: Bank of America N.A.)                1,700,000
         4,330,000  San Bernardino County Multifamily
                    Housing Auth. Rev., Series 1993 A,
                    (Rialto Heritage), VRDN, 3.41%,
                    12/7/06 (LOC: FHLB)                               4,330,000
         4,970,000  San Diego County COP, (Friends of
                    Chabad), VRDN, 3.45%, 12/7/06
                    (LOC: Comerica Bank)                              4,970,000
        17,000,000  San Diego Unified School District
                    GO, Series 2006 A, 4.50%,
                    7/24/07                                          17,084,350
         7,560,000  San Francisco City & County
                    Redevelopment Agency Community
                    Facilities District No. 4 Rev., VRDN,
                    3.35%, 12/7/06 (LOC: Bank of

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

                    America N.A.)                                     7,560,000
         2,100,000  San Francisco City & County
                    Redevelopment Agency Rev.,
                    (South Harbor), VRDN, 3.53%,
                    12/7/06 (LOC: Dexia Credit Local)                 2,100,000
        26,055,000  San Mateo County Multifamily
                    Housing Auth. Rev., VRDN, 3.56%,
                    12/7/06 (SBBPA: Merrill Lynch
                    Capital Services, Inc.)
                    (LOC: Merrill Lynch & Co.)
                    (Acquired 11/21/06,
                    Cost $26,055,000)(1)                             26,055,000
         2,505,000  South Bay Regional Public
                    Communications Auth. Rev., Series
                    2001 B, (City of Hawthorne),
                    VRDN, 3.48%, 12/7/06 (LOC:
                    Allied Irish Bank plc)                            2,505,000
           595,000  Southern California Logistics
                    Airport Auth. Housing Set-Aside
                    Rev., (Southern California Logistics
                    Airport), 3.625%, 12/1/06 (XLCA)                    595,000
         2,225,000  Southern California Logistics
                    Airport Auth. Tax Allocation Rev.,
                    (Southern California Logistics
                    Airport), 3.625%, 12/1/06 (XLCA)                  2,225,000
         1,200,000  Triunfo County Sanitation District
                    Rev., VRDN, 3.39%, 12/6/06
                    (LOC: BNP Paribas)                                1,200,000
         1,500,000  Ventura County GO, 4.50%, 7/2/07                  1,506,750
         2,975,000  Victor Valley Community College
                    District COP, VRDN, 3.42%, 12/7/06
                    (LOC: BNP Paribas and Union
                    Bank of California N.A.)                          2,975,000
        14,000,000  Victorville Joint Powers Finance
                    Auth. Rev., Series 2005 A,
                    (Cogeneration Facility), VRDN,
                    3.38%, 12/6/06 (LOC: Fortis Bank
                    SA N.V.)                                         14,000,000
         8,400,000  Western Placer Unified School
                    District COP, VRDN, 3.40%, 12/7/06
                    (LOC: Bank of America N.A.)                       8,400,000
         3,000,000  Westminister COP, Series 1998 A,
                    (Civic Center), VRDN, 3.35%,
                    12/7/06 (Ambac) (SBBPA:
                    Wachovia Bank, N.A.)                              3,000,000
         1,500,000  Westminster Redevelopment
                    Agency Tax Allocation Rev., VRDN,
                    3.35%, 12/7/06 (Ambac)
                    (SBBPA: Landesbank Hessen-
                    Thuringen Girozentrale)                           1,500,000
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.3%                                 507,738,194
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.7%                                   3,727,488
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $ 511,465,682
                                                                 ===============

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
CIFG-TCRS = CDC IXIS Financial Guaranty North America - Transferable Custodial
            Receipts
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.
XLCA = XL Capital Ltd.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2006, was
    $87,176,564, which represented 17.0% of total net assets. None of the restricted securities are considered to be illiquid.

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LIMITED-TERM TAX-FREE FUND
NOVEMBER 30, 2006
[american century investments logo and text logo]

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 99.0%
CALIFORNIA - 76.4%
       $1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)(1)                     $   1,653,351
        3,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.50%, 5/1/08(1)                    3,082,081
        5,000,000  California Economic Recovery GO,
                   Series 2004 A, 5.00%, 7/1/11
                   (MBIA)(1)                                          5,327,099
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/10                             211,008
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/11                             213,490
          195,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/12                             210,025
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/13                             217,240
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/14                             218,678
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/15                             219,722
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/16                             218,766
          200,000  California Educational Facilities
                   Auth. Rev., (University of the
                   Pacific), 5.00%, 11/1/17                             217,818
        4,275,000  California GO, 6.50%, 2/1/08
                   (Ambac)(1)                                         4,420,691
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)(1)                                           2,547,775
        2,500,000  California GO, 5.00%, 12/1/09
                   (Ambac)(1)                                         2,612,175
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)(1)                                          3,141,299
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)(1)                                          1,079,770
        1,075,000  California Infrastructure &
                   Economic Development Bank Rev.,
                   Series 2006 A, (California Science
                   Center Phase II), 4.25%, 5/1/13
                   (FGIC)(1)                                          1,122,547
        1,350,000  California Infrastructure &
                   Economic Development Bank Rev.,
                   Series 2006 B, (California Science
                   Center Phase II), 4.50%, 5/1/11
                   (FGIC)(1)                                          1,407,335
        1,605,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2006 A, (Union City Tropics),
                   3.80%, 12/15/11(2)                                 1,608,996
        1,450,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department General Services -
                   Butterfield), 5.00%, 6/1/15(1)                     1,588,330
        1,000,000  California State University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center), 5.00%,
                   7/1/12(3)                                          1,076,270
        2,000,000  Capistrano Unified School District
                   Community Facilities District
                   No. 87-1 Special Tax Rev., 5.00%,
                   9/1/18 (Ambac)(1)                                  2,209,060
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP, (Area
                   No. 1), 5.50%, 10/1/11 (MBIA)(1)                   1,231,531
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.00%,
                   2/1/07(1)                                            895,993
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.125%,
                   2/1/08                                               903,225
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.125%,
                   2/1/09                                             1,266,115
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.25%,
                   2/1/10                                               694,069
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.25%,
                   2/1/11                                               891,657

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

        1,110,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.25%,
                   2/1/13                                             1,110,888
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A, 4.25%,
                   7/1/11 (FSA)                                       1,108,060
        2,065,000  Coast Community College District
                   GO, Series 2006 B, (2002 Election),
                   5.00%, 8/1/17 (FSA)                                2,297,251
        1,415,000  Del Mar Race Track Auth. Rev.,
                   5.00%, 8/15/10                                     1,474,628
        1,190,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/09 (Ambac)                                     1,249,679
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%,
                   5/1/11 (MBIA)                                      1,771,146
          825,000  Irvine Unified School District
                   Financing Auth. Special Tax Rev.,
                   Series 2006 A, 4.50%, 9/1/13                         831,402
          635,000  Irvine Unified School District
                   Financing Auth. Special Tax Rev.,
                   Series 2006 A, 4.75%, 9/1/16                         646,875
          110,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 3.80%,
                   2/1/10                                               109,292
          120,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 4.00%,
                   2/1/11                                               120,283
          125,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 4.30%,
                   2/1/13                                               127,115
          750,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/10 (Ambac)                                       789,525
        2,315,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/11 (Ambac)                                     2,466,887
          500,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project), 4.75%,
                   7/1/07 (ACA)                                         502,785
          615,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project), 4.875%,
                   7/1/08 (ACA)                                         624,828
        2,100,000  Los Angeles County Metropolitan
                   Transportation Auth. Sales Tax
                   Rev., Series 2001 B, (Proposal A),
                   5.25%, 7/1/11 (FSA)                                2,262,246
        3,130,000  Los Angeles Department of Water
                   & Power Rev., Series 2001
                   AA1, (Power Systems), 5.25%,
                   7/1/10 (MBIA)                                      3,323,308
          575,000  Lynwood Public Financing Auth.
                   COP, 4.125%, 9/1/12 (Ambac)                          594,918
        1,550,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series 2006 A,
                   4.00%, 9/1/09 (AGC)                                1,572,754
        1,255,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series 2006 A,
                   4.00%, 9/1/11 (AGC)                                1,284,141
        1,690,000  Murrieta Valley Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series 2006 A,
                   4.00%, 9/1/13 (AGC)                                1,741,596
        3,000,000  Oakland Joint Powers Financing
                   Auth. Lease Rev., (Convention
                   Centers), 5.25%, 10/1/08 (Ambac)                   3,094,860
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (Ambac)                              1,299,039
          650,000  Orange County Community
                   Facilities District Special Tax Rev.,
                   Series 2005 A, (No. 04-1-Ladera
                   Ranch), 3.50%, 8/15/10                               633,302
          760,000  Orange County Community
                   Facilities District Special Tax Rev.,
                   Series 2005 A, (No. 04-1-Ladera
                   Ranch), 3.80%, 8/15/11                               746,046
          825,000  Orange County Community
                   Facilities District Special Tax Rev.,
                   Series 2005 A, (No. 04-1-Ladera
                   Ranch), 3.90%, 8/15/12                               809,028
          700,000  Orange County Community
                   Facilities District Special Tax Rev.,
                   Series 2005 A, (No. 04-1-Ladera
                   Ranch), 4.10%, 8/15/13                               690,634
        1,135,000  Orange County Community
                   Facilities District Special Tax Rev.,
                   Series 2005 A, (No. 04-1-Ladera
                   Ranch), 4.25%, 8/15/14                             1,127,566

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

          275,000  Orange County Improvement Bond
                   Act of 1915 Special Assessment,
                   (Newport Coast Phase IV
                   Assessment District No. 01-1),
                   4.30%, 9/2/14                                        272,429
          325,000  Orange County Improvement Bond
                   Act of 1915 Special Assessment,
                   (Newport Coast Phase IV
                   Assessment District No. 01-1),
                   4.45%, 9/2/15                                        323,187
          250,000  Orange County Improvement Bond
                   Act of 1915 Special Assessment,
                   (Newport Coast Phase IV
                   Assessment District No. 01-1),
                   4.55%, 9/2/16                                        248,738
        1,230,000  Orange County Refunding
                   Recovery Rev., Series 1995 A,
                   6.00%, 6/1/08 (MBIA)                               1,276,925
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1), 5.00%,
                   10/1/07 (MBIA)                                     1,823,094
          585,000  Rancho Water District Financing
                   Auth. Rev., Series 2001 A,
                   5.00%, 8/1/07 (FSA)                                  590,903
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,687,719
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series 2000 A,
                   5.10%, 12/1/09                                     3,973,545
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series 2003 S,
                   5.00%, 11/15/11 (MBIA)                             3,215,159
        1,005,000  San Bernardino County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2005 A,
                   (San Sevaine), 5.00%,
                   9/1/15 (RADIAN)                                    1,090,284
        2,000,000  San Francisco City & County
                   Airports Commission Rev., Series
                   2006-32F, (San Francisco
                   International Airport), 5.00%,
                   5/1/14 (FGIC)                                      2,192,840
        2,000,000  San Ramon Valley Unified School
                   District GO, (Election of 2002),
                   4.50%, 8/1/14 (MBIA)                               2,136,620
        2,000,000  Santa Clara County Financing Auth.
                   Lease Rev., Series 2000 B,
                   (Multiple Facilities), 5.50%,
                   5/15/07 (Ambac)                                    2,018,200
        1,210,000  Shasta Lake Public Finance Auth.
                   Rev., 3.75%, 4/1/09                                1,204,337
        1,000,000  Shasta Lake Public Finance Auth.
                   Rev., 4.00%, 4/1/12                                1,006,170
        1,530,000  Shasta Lake Public Finance Auth.
                   Rev., 4.50%, 4/1/15                                1,574,951
        1,250,000  South Orange County Public
                   Financing Auth. Special Tax Rev.,
                   Series 1994 C, (Foothill Area),
                   7.50%, 8/15/07 (FGIC)                              1,284,275
        2,000,000  South Orange County Public
                   Financing Auth. Special Tax Rev.,
                   Series 2003 A, (Senior Lien),
                   5.00%, 9/1/12 (MBIA)                               2,159,860
        1,080,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/13 (Ambac)                     1,179,058
        1,195,000  South Tahoe Joint Powers
                   Financing Auth. Rev., Series
                   2005 A, 5.00%, 10/1/15 (Ambac)                     1,322,040
          785,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.25%, 10/15/09                        790,566
          820,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/10                        834,990
          895,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/12                        940,305
          985,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/14                      1,039,963
        2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%,
                   1/1/13 (MBIA)                                      2,355,482
        1,000,000  Val Verde Unified School District
                   COP, 5.00%, 1/1/14 (FGIC)(3)                       1,096,350
        1,145,000  Val Verde Unified School District
                   COP, 5.25%, 1/1/15, Prerefunded
                   at 100% of Par (FGIC)(3)                           1,282,881
                                                                 ---------------
                                                                    113,817,069
                                                                 ---------------

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

GUAM - 3.5%
        5,000,000  Guam Government Limited
                   Obligation Rev., Series 2001 A,
                   5.00%, 12/1/09 (FSA)                               5,212,750
                                                                  --------------

NORTHERN MARIANA ISLANDS - 1.5%
          675,000  Northern Mariana Islands GO,
                   Series 2000 A, 5.50%,
                   6/1/07 (ACA)                                         680,252
        1,430,000  Northern Mariana Islands GO,
                   Series 2000 A, 5.75%,
                   6/1/10 (ACA)                                       1,510,795
                                                                 ---------------
                                                                      2,191,047
                                                                 ---------------

PUERTO RICO - 15.7%
        1,500,000  Children's Trust Fund Tobacco
                   Settlement Rev., 5.00%, 7/1/08(3)                  1,535,895
        6,106,000  Government Development Bank of
                   Puerto Rico Rev., 3.90%, 12/15/06                  6,105,634
        2,000,000  Government Development Bank of
                   Puerto Rico Rev., 3.90%, 1/18/07                   1,999,280
        3,000,000  Government Development Bank of
                   Puerto Rico Rev., 3.93%, 1/25/07                   2,998,890
        1,805,000  Government Development Bank of
                   Puerto Rico Rev., 4.05%, 1/25/07                   1,804,675
        1,000,000  Government Development Bank of
                   Puerto Rico Rev., Series 2006 B,
                   5.00%, 12/1/15                                     1,084,970
        1,500,000  Puerto Rico Electric Power Auth.
                   Rev., Series 1999 FF, 5.25%,
                   7/1/09 (MBIA)                                      1,566,780
        1,750,000  Puerto Rico GO, Series 2004 A,
                   5.00%, 7/1/12                                      1,850,678
        1,500,000  Puerto Rico Infrastructure
                   Financing Auth. Special Tax Rev.,
                   Series 2006 B, 4.50%, 7/1/11                       1,545,360
        1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                                1,360,091
        1,500,000  Puerto Rico Public Buildings Auth.
                   Rev., Series 2002 C, (Government
                   Facilities), 5.50%, 7/1/10                         1,587,000
                                                                 ---------------
                                                                     23,439,253
                                                                 ---------------

U.S. VIRGIN ISLANDS - 1.9%
          500,000  Virgin Islands Public Finance Auth.
                   Rev., 5.00%, 10/1/14                                 529,530
          500,000  Virgin Islands Public Finance Auth.
                   Rev., 5.25%, 10/1/14                                 539,740
          170,000  Virgin Islands Public Finance Auth.
                   Rev., 5.25%, 10/1/15                                 184,164
        1,500,000  Virgin Islands Public Finance Auth.
                   Rev., Series 1998 C, (Senior
                   Lien Fund), 5.50%, 10/1/07                         1,520,640
                                                                 ---------------
                                                                      2,774,074
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                          147,434,193
(Cost $144,847,863)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.9%
CALIFORNIA - 0.9%
        1,300,000  California Department of Water
                   Resources Rev., Series 2002 B2,
                   VRDN, 3.68%, 12/1/06
                   (LOC: BNP Paribas)                                 1,300,000
                                                                 ---------------
(Cost $1,300,000)

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%                                 148,734,193
                                                                 ---------------
(Cost $146,147,863)

OTHER ASSETS AND LIABILITIES - 0.1%                                     161,321
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $148,895,514
                                                                 ===============

FUTURES CONTRACTS
                         Expiration         Underlying Face       Unrealized
Contracts Purchased         Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
 113  U.S. Treasury
      2-Year Notes       March 2007           $23,165,000           $49,190
                                         =======================================

                         Expiration         Underlying Face       Unrealized
  Contracts Sold            Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  60  U.S. Treasury
      10-Year Notes      March 2007           $ 6,551,250          $(51,229)
                                         =======================================

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.
XLCA = XL Capital Ltd.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(2) When-issued security.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

1. FEDERAL TAX INFORMATION

As of November 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $  146,147,863
                                                                 ===============
Gross tax appreciation of investments                            $    2,667,809
Gross tax depreciation of investments                                   (81,479)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $    2,586,330
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE BOND FUND
NOVEMBER 30, 2006
[american century investments logo and text logo]

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 101.1%
CALIFORNIA - 91.0%
        $5,565,000  Acalanes Union High School
                    District GO, Series 2005 B, 5.25%,
                    8/1/24 (FSA)                                  $   6,145,154
         3,335,000  Alameda County COP, (Santa Rita
                    Jail), 5.375%, 6/1/09 (MBIA)(1)(2)                3,399,065
         1,385,000  Alameda County COP, Series
                    2001 A, 5.375%, 12/1/15 (MBIA)                    1,511,547
         1,000,000  Antelope Valley Community College
                    District GO, 5.00%, 8/1/18 (MBIA)                 1,108,160
         3,925,000  Banning Utility Auth. Rev.,
                    (Refunding and Improvement
                    Projects), 5.25%, 11/1/35
                    (FGIC)(2)                                         4,355,573
         7,000,000  California Department of Water
                    Resources & Power Supply Rev.,
                    Series 2002 A, 5.375%, 5/1/12,
                    Prerefunded at 101% of Par
                    (XLCA)(1)(2)                                      7,727,999
         3,750,000  California Department of Water
                    Resources & Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/12(2)                   4,094,963
         1,085,000  California Department of Water
                    Resources Central Valley Rev.,
                    Series 1998 U, 5.125%, 12/1/08,
                    Prerefunded at 101% of Par(1)                     1,131,622
         1,250,000  California Department of Water
                    Resources Rev., Series 2001 W,
                    5.50%, 12/1/17                                    1,362,325
         1,255,000  California Educational Facilities
                    Auth. Rev., (College Arts), 5.00%,
                    6/1/26                                            1,306,581
         4,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate University),
                    5.50%, 10/1/18(2)                                 4,178,200
         1,070,000  California Educational Facilities
                    Auth. Rev., (Scripps College),
                    5.25%, 8/1/16                                     1,139,946
         1,605,000  California Educational Facilities
                    Auth. Rev., Series 2000 B, (Pooled
                    College & University Projects),
                    6.625%, 6/1/20                                    1,741,698
         2,500,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University), 5.00%,
                    10/1/24                                           2,633,075
           495,000  California GO, 8.00%,
                    11/1/07 (FGIC)                                      515,122
         4,480,000  California GO, 6.00%,
                    10/1/09 (Ambac)(2)                                4,787,776
         3,350,000  California GO, 5.75%,
                    4/1/10 (Ambac)                                    3,591,234
         7,650,000  California GO, 5.25%, 10/1/10,
                    Prerefunded at 100% of Par
                    (FGIC-TCRS)(1)(2)                                 8,141,894
         5,000,000  California GO, 5.50%,
                    4/1/12 (MBIA)(2)                                  5,494,149
         2,350,000  California GO, 5.25%,
                    10/1/14 (FGIC-TCRS)                               2,493,726
         7,590,000  California GO, 5.00%, 6/1/16(2)                   8,250,025
         5,000,000  California GO, 5.00%, 3/1/24(2)                   5,373,200
         2,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1998 A, (Kaiser Permanente),
                    5.25%, 6/1/11 (FSA)                               2,089,380
         3,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2006 A, (Kaiser Permanente),
                    5.25%, 4/1/39                                     3,226,650
         1,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2000 A, (Scripps Research
                    Institute), 5.625%, 7/1/20                        1,033,930
         1,045,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2006 A, (California Science
                    Center Phase II), 4.25%, 5/1/14
                    (FGIC)                                            1,093,572
         1,530,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2006 B, (California Science
                    Center Phase II), 4.50%,
                    5/1/13 (FGIC)                                     1,619,505
         1,075,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 A, (Union City Tropics),
                    5.375%, 8/15/14 (ACA)                             1,164,752
         2,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/23                       2,136,260

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         2,165,000  California Public Works Board
                    Lease Rev., Series 2006 A,
                    (Various California State University
                    Projects), 5.00%, 10/1/11                         2,308,734
         3,000,000  California Public Works Board
                    Lease Rev., Series 2006 A,
                    (Various California State University
                    Projects), 5.25%, 10/1/17 (FGIC)                  3,419,640
         2,000,000  California Public Works Board
                    Lease Rev., Series 2006 E,
                    (University of California Research
                    Project), 5.00%, 10/1/25                          2,170,540
         4,545,000  California Public Works Board
                    Lease Rev., Series 2006 E,
                    (University of California Research
                    Project), 5.00%, 10/1/26(2)                       4,928,689
         1,000,000  California Public Works Board
                    Lease Rev., Series 2006 F,
                    (Department of Corrections and
                    Rehabilitation - Monterey County
                    State Prison), 4.00%,
                    11/1/13 (FGIC)                                    1,032,210
         1,000,000  California Public Works Board
                    Lease Rev., Series 2006 F,
                    (Department of Corrections and
                    Rehabilitation - Monterey County
                    State Prison), 5.25%,
                    11/1/18 (FGIC)                                    1,138,440
           650,000  California Special Districts
                    Association Finance Corp. COP,
                    Series 2005 RR, 5.00%,
                    8/1/25 (XLCA)                                       711,900
         3,100,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.25%, 7/1/12, Prerefunded at
                    101% of Par(1)                                    3,401,010
         1,500,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12, Prerefunded at
                    101% of Par(1)                                    1,702,305
         1,250,000  California State University System
                    Rev., Series 2002 A, 5.375%,
                    11/1/18 (Ambac)                                   1,368,350
         3,230,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2000 B, (Brentwood School),
                    5.75%, 10/1/20 (FSA)                              3,351,254
         1,695,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, 5.20%, 10/1/18 (FSA)                      1,839,041
         1,005,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2006 D2,
                    (San Bernadino County West
                    Valley Water District), 4.00%,
                    10/1/13 (FSA)                                     1,037,130
         1,045,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2006 D2,
                    (San Bernadino County West
                    Valley Water District), 4.00%,
                    10/1/14 (FSA)                                     1,079,046
         1,090,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2006 D2,
                    (San Bernadino County West
                    Valley Water District), 4.00%,
                    10/1/15 (FSA)                                     1,122,286
         1,130,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2006 D2,
                    (San Bernadino County West
                    Valley Water District), 4.00%,
                    10/1/16 (FSA)                                     1,161,165
         3,115,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 87-1),
                    5.00%, 9/1/18 (Ambac)                             3,440,611
         2,100,000  Castaic Lake Water Agency Rev.,
                    Series 2001 A, 5.375%,
                    8/1/17 (MBIA)                                     2,264,073
         1,000,000  Central Coast Water Auth. Rev.,
                    Series 2006 A, 5.00%,
                    10/1/16 (FSA)                                     1,117,430
         2,075,000  Chabot Las Positas Community
                    College District COP, 5.50%,
                    12/1/10 (FSA)(1)                                  2,173,272
         3,000,000  Chino Ontario Upland Water
                    Facilities Auth. COP, Series 1997 A,
                    (Agua de Lejos), 5.20%,
                    10/1/15 (FGIC)                                    3,098,280
         1,390,000  Cucamonga Valley Water District
                    COP, (Water Facilities Financing),
                    5.00%, 9/1/36 (MBIA)                              1,493,694
         2,300,000  Eastern Municipal Water District
                    COP, Series 2001 A, 5.25%,
                    7/1/13 (FGIC)                                     2,469,096

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,020,000  El Segundo Unified School District
                    GO, 5.375%, 9/1/12, Prerefunded
                    at 100% of Par (FGIC)(1)                          1,123,000
         1,095,000  El Segundo Unified School District
                    GO, 5.375%, 9/1/12, Prerefunded
                    at 100% of Par (FGIC)(1)                          1,205,573
         1,000,000  Folsom Cordova Unified School
                    District No. 2 Facilities Improvement
                    GO, Series 2002 A, 5.375%,
                    10/1/15 (MBIA)                                    1,091,160
         1,225,000  Folsom Cordova Unified School
                    District No. 2 Facilities Improvement
                    GO, Series 2002 A, 5.375%,
                    10/1/16 (MBIA)                                    1,336,671
         1,225,000  Folsom Public Financing Auth. Lease
                    Rev., (City Hall & Community Center),
                    5.25%, 10/1/14 (FSA)                              1,340,273
         1,290,000  Folsom Public Financing Auth. Lease
                    Rev., (City Hall & Community
                    Center), 5.25%, 10/1/15 (FSA)                     1,411,389
         2,615,000  Foster City Community Development
                    Agency Single Family Mortgage
                    Rev., 4.25%, 9/1/08                               2,631,762
         2,760,000  Foster City Community Development
                    Agency Single Family Mortgage
                    Rev., 4.40%, 9/1/09                               2,797,729
         1,150,000  Franklin-McKinley School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/25 (FGIC)                       1,240,045
         2,550,000  Fremont Union High School District
                    GO, Series 2000 B, 5.25%, 9/1/10,
                    Prerefunded at 100% of Par(1)                     2,710,599
         2,725,000  Fullerton Redevelopment Agency COP,
                    5.00%, 4/1/21 (RADIAN)(3)                         2,919,620
         2,500,000  Glendora Unified School District
                    GO, Series 2006 A, (Election of 2005),
                    5.25%, 8/1/30 (MBIA)                              2,774,875
         3,780,000  Imperial Irrigation District COP,
                    (Electrical System), 6.50%,
                    11/1/07 (MBIA-IBC)                                3,879,679
         1,675,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/16 (Ambac)                                    1,799,369
           790,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.00%, 9/1/20                        810,493
         2,715,000  Irvine Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 86-1),
                    5.50%, 11/1/10 (Ambac)                            2,815,727
           475,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.30%, 2/1/14                                       503,738
           500,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.40%, 2/1/14                                       532,735
         2,030,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/16                         2,147,537
         2,500,000  Los Altos School District GO,
                    5.00%, 8/1/19 (Ambac)                             2,757,550
         1,030,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 5.30%,
                    7/1/13 (ACA)                                      1,081,284
         1,155,000  Los Angeles Convention and
                    Exhibition Center Auth. Lease Rev.,
                    Series 1993 A, 6.00%, 8/15/10
                    (MBIA-IBC)                                        1,255,497
           185,000  Los Angeles County Metropolitan
                    Transportation Auth. Rev., Series
                    1997 A, (Proposal A), 5.25%,
                    7/1/12 (MBIA)                                       188,646
         3,000,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax Rev.,
                    Series 2001 B, (Proposal A),
                    5.25%, 7/1/13 (FSA)                               3,246,150
         6,680,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax Rev.,
                    Series 2001 B, (Proposal A),
                    5.25%, 7/1/16 (FSA)(2)                            7,213,330
         3,500,000  Los Angeles Unified School District
                    GO, 5.50%, 7/1/12 (MBIA)(2)                       3,866,275
         3,115,000  Los Angeles Unified School District
                    GO, Series 1999 C, 5.50%, 7/1/09,
                    Prerefunded at 101% of Par
                    (MBIA)(1)                                         3,306,074
         8,000,000  Los Angeles Unified School District
                    GO, Series 2000 D, 5.625%,
                    7/1/10, Prerefunded at 100%
                    of Par (FGIC)(1)(2)                               8,600,159

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         5,000,000  Los Angeles Unified School
                    District GO, Series 2002 E,
                    5.00%, 7/1/11 (MBIA)(2)                           5,333,650
         2,500,000  Los Angeles Unified School
                    District GO, Series 2003 F,
                    (Election of 1997), 5.00%,
                    7/1/16 (FSA)                                      2,723,400
         1,000,000  Los Banos Redevelopment Agency
                    Tax Allocation Rev., (Los Banos
                    Redevelopment Project), 5.00%,
                    9/1/36 (RADIAN)                                   1,054,810
         1,390,000  Los Gatos Joint Union High School
                    District GO, Series 2002 C, 5.375%,
                    6/1/12, Prerefunded at 101%
                    of Par (FSA)(1)                                   1,536,423
         3,000,000  Metropolitan Water District of
                    Southern California Rev., Series
                    1992 B, 8.00%, 7/1/08(1)                          3,209,040
         2,920,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2001 A, 5.125%, 7/1/09(1)                         3,045,443
         1,520,000  Mojave Unified School District
                    No. 1 Facilities Improvement GO,
                    5.25%, 8/1/20 (FGIC)                              1,650,340
         2,500,000  Monrovia Unified School District
                    GO, Series 2006 A, (Election
                    of 2006), 5.00%, 8/1/31 (FSA)                     2,708,100
         4,670,000  Mount Diablo Unified School
                    District No. 202 GO, (Election
                    of 2002), 5.00%, 6/1/27 (MBIA)(2)                 5,018,942
         1,485,000  Mountain View COP, (Capital
                    Projects), 5.25%, 8/1/18                          1,613,363
         1,745,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/12 (AGC)                               1,792,324
         1,085,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/14 (AGC)                               1,119,427
         4,900,000  Norco Redevelopment Agency Tax
                    Allocation Rev., 5.00%,
                    3/1/26 (Ambac)(2)                                 5,235,895
         4,565,000  Oceanside Community
                    Development Commission Rev.,
                    (Downtown Redevelopment),
                    5.20%, 9/1/17                                     4,799,185
         1,310,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/12 (Ambac)                             1,405,158
         1,805,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/15 (Ambac)                                    1,987,034
         1,000,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/16 (Ambac)                                    1,100,850
         3,030,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/17 (Ambac)(2)                                 3,326,789
           500,000  Palo Verde Community College
                    District No. 2004-1 GO, 6.00%,
                    8/1/30 (RADIAN)                                     584,800
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                   1,499,083
         1,830,000  Pomona Public Financing Auth.
                    Rev., Series 2001 AD, (Merged
                    Redevelopment), 4.75%,
                    2/1/13 (MBIA)                                     1,919,030
         1,720,000  Poway Redevelopment Agency
                    Tax Allocation Rev., (Paguay),
                    5.25%, 6/15/26 (Ambac)                            1,846,506
         1,650,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                    1,690,805
         8,000,000  Sacramento City Financing
                    Auth. Lease Rev., Series 1993 A,
                    5.40%, 11/1/20 (Ambac)(2)                         9,294,319
         2,500,000  Sacramento City Financing Auth.
                    Rev., 5.00%, 12/1/16 (FGIC)                       2,764,275
         4,045,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/12, Prerefunded at
                    100% of Par (FSA)(1)                              4,442,502
         1,245,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/15 (FSA)                              1,360,636
         1,430,000  Sacramento City Financing Auth.
                    Tax Allocation Rev., Series
                    2005 A, 5.00%, 12/1/24 (FGIC)                     1,540,024
         1,890,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1992 C, 5.75%,
                    11/15/07 (MBIA)(1)                                1,893,553

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         3,105,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1997 K, 5.70%, 7/1/17 (Ambac)                     3,652,194
         5,005,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    2001 O, 5.25%, 8/15/11 (MBIA)                     5,401,045
         3,500,000  San Bernardino County
                    Redevelopment Agency Tax
                    Allocation Rev., Series 2005 A,
                    (San Sevaine), 5.00%,
                    9/1/25 (RADIAN)                                   3,701,775
         1,695,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/15 (Ambac)                                    1,862,517
         1,790,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/16 (Ambac)                                    1,973,063
         2,030,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton Plaza),
                    5.70%, 11/1/17                                    2,176,465
         2,635,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton Plaza),
                    5.80%, 11/1/21                                    2,831,228
         1,460,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (North Park),
                    5.90%, 9/1/25                                     1,555,411
         2,255,000  San Francisco City & County
                    Educational Facilities Unified
                    School District GO, Series 1999 B,
                    5.50%, 6/15/12                                    2,322,966
         3,000,000  San Jose Redevelopment Agency
                    Tax Allocation Rev., Series 2005 A,
                    5.00%, 8/1/25 (MBIA)                              3,223,470
        10,000,000  San Jose Redevelopment Agency
                    Tax Allocation Rev., Series 2006 C,
                    (Merged Area Redevelopment),
                    5.00%, 8/1/24 (MBIA)(3)                          10,883,699
         1,570,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/20 (Ambac)                                    1,717,863
         2,455,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/25 (Ambac)                                    2,649,117
         2,680,000  San Mateo County Transportation
                    District Sales Tax Rev., Series
                    1993 A, 5.25%, 6/1/18 (MBIA)                      3,059,542
         1,500,000  San Mateo Union High School
                    District GO, 5.00%, 9/1/24 (FSA)                  1,609,905
         3,250,000  San Ramon Valley Unified School
                    District GO, (Election of 2002),
                    4.50%, 8/1/16 (MBIA)                              3,489,395
         1,000,000  San Ramon Valley Unified School
                    District GO, (Election of 2002),
                    5.00%, 8/1/21 (MBIA)                              1,096,720
         3,350,000  Santa Barbara County GO,
                    5.375%, 10/1/17 (Ambac)                           3,690,327
         2,075,000  Santa Clara Valley Water District
                    Rev., Series 2000 A, 5.20%, 2/1/13                2,185,743
         1,120,000  Santa Fe Springs Community
                    Development Commission Tax
                    Allocation Rev., Series 2002 A,
                    5.375%, 9/1/16 (MBIA)                             1,200,562
         1,250,000  Santa Monica-Malibu Unified
                    School District GO, 5.25%, 8/1/13                 1,383,988
         1,365,000  Scotts Valley COP, 4.00%,
                    10/1/15 (FSA)                                     1,397,364
         1,370,000  Scotts Valley COP, 4.25%,
                    10/1/18 (FSA)                                     1,405,757
         2,780,000  Scotts Valley Redevelopment
                    Agency Tax Allocation Rev.,
                    5.00%, 8/1/29 (Ambac)                             2,961,729
         2,400,000  Shasta Lake Public Finance
                    Auth. Rev., 5.00%, 4/1/19                         2,513,088
         2,130,000  Shasta Lake Public Finance
                    Auth. Rev., 5.00%, 4/1/22                         2,219,758
         1,310,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/17 (Ambac)                    1,441,131
         1,445,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/19 (Ambac)                    1,577,218
         2,000,000  Southern California Public
                    Power Auth. Rev., 6.75%, 7/1/10
                    (GIC: PNC Bank)                                   2,190,700
         5,000,000  Southern California Public
                    Power Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/17 (FSA)                                      5,428,449
         3,325,000  Southern California Public
                    Power Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/18 (FSA)                                      3,606,395

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,975,000  Southwestern Community College
                    District GO, 5.625%, 8/1/11,
                    Prerefunded at 101% of
                    Par (Ambac)(1)                                    2,178,682
         2,770,000  Stockton Community Facilities
                    District GO, (No. 1 Weston Ranch),
                    5.40%, 9/1/09, Prerefunded at
                    102% of Par(1)                                    2,958,305
           325,000  Stockton Community Facilities
                    District GO, (No. 1 Weston Ranch),
                    5.50%, 9/1/09, Prerefunded at
                    102% of Par(1)                                      347,939
         1,195,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/10, Prerefunded at
                    101% of Par (FSA)(1)                              1,275,376
         1,135,000  Sweetwater Auth. Water Rev.,
                    5.25%, 4/1/10, Prerefunded at
                    101% of Par (FSA)(1)                              1,211,340
         1,035,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/15                     1,125,024
         1,090,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/16                     1,185,571
         1,150,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/17                     1,245,370
         2,640,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                          2,957,909
         1,000,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                          1,120,420
         1,415,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                          1,585,394
         2,505,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                          2,806,652
         2,980,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(1)                          3,338,852
         3,000,000  Ventura County Public Financing
                    COP, 4.75%, 8/15/11 (FSA)                         3,097,110
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                     5.00%, 9/1/16 (XLCA)                             1,656,525
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/16 (XLCA)                              1,644,885
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/16 (XLCA)                              1,649,400
                                                                 ---------------
                                                                    402,551,262
                                                                 ---------------

NORTHERN MARIANA ISLANDS - 0.7%
         1,485,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%,
                    6/1/08 (ACA)                                      1,517,997
         1,555,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%,
                    6/1/09 (ACA)                                      1,610,327
                                                                 ---------------
                                                                      3,128,324
                                                                 ---------------

PUERTO RICO - 8.4%
         1,500,000  Government Development Bank
                    of Puerto Rico Rev., Series 2006 B,
                    5.00%, 12/1/15                                    1,627,455
         3,700,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/18 (MBIA)                                     4,049,021
         2,655,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.25%,
                    7/1/13 (FSA)                                      2,928,571
         3,140,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.50%,
                    7/1/14 (FSA)                                      3,549,550
         2,000,000  Puerto Rico GO, Series 2006 A,
                    5.25%, 7/1/26                                     2,186,540
         5,490,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                     6,061,673
         3,000,000  Puerto Rico Infrastructure
                    Financing Auth. Special
                    Tax Rev., Series 1998 A,
                    5.50%, 7/1/08 (Ambac)                             3,094,260
         1,450,000  Puerto Rico Municipal Finance
                    Agency GO, Series 1999 B, 6.00%,
                    8/1/09, Prerefunded at 101%
                    of Par (FSA)(1)                                   1,557,257

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         3,325,000  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.25%, 8/1/25                                     3,612,812
         3,090,000  Puerto Rico Public Buildings
                    Auth. Rev., Series 1995 A, 6.25%,
                    7/1/09 (Ambac)                                    3,302,592
         4,670,000  Puerto Rico Public Buildings
                    Auth. Rev., Series 2002 C,
                    (Government Facilities),
                    5.25%, 7/1/11                                     4,957,439
                                                                 ---------------
                                                                     36,927,170
                                                                 ---------------

U.S. VIRGIN ISLANDS - 1.0%
           500,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/22                          535,235
           500,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/23                          534,890
         2,270,000  Virgin Islands Public Finance
                    Auth. Rev., (Virgin Islands Gross
                    Receipts Taxes Loan Note),
                    5.00%, 10/1/18 (FGIC)                             2,507,011
         1,050,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 A, 5.50%,
                    10/1/13                                           1,086,750
                                                                 ---------------
                                                                      4,663,886
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                          447,270,642
(Cost $427,616,056)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.7%
CALIFORNIA - 0.7%
         1,500,000  California Department of Water
                    Resources Rev., Series 2002 B2,
                    VRDN, 3.68%, 12/1/06
                    (LOC: BNP Paribas)                                1,500,000
         1,450,000  California Economic Recovery
                    Rev., Series 2004 C6, VRDN,
                    3.47%, 12/1/06 (State Guaranteed)
                    (LOC: Citibank N.A.)                              1,450,000
                                                                 ---------------

TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 2,950,000
(Cost $2,950,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
    303,000 Federated California
            Municipal Cash Trust                                        303,000
                                                                 ---------------
(Cost $303,000)

TOTAL INVESTMENT SECURITIES - 101.9%                                450,523,642
                                                                 ---------------
(Cost $430,869,056)

OTHER ASSETS AND LIABILITIES - (1.9)%                                (8,379,163)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $  442,144,479
                                                                 ===============

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS
                               Expiration        Underlying Face     Unrealized
Contracts Purchased               Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
  327  U.S. Treasury
       2-Year Notes            March 2007          $67,035,000         $142,346
                                              ==================================

                               Expiration        Underlying Face     Unrealized
  Contracts Sold                  Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
  224  U.S. Treasury
       10-Year Notes           March 2007          $24,458,000        $(165,863)
                                              ==================================

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FGIC-TCRS = Financial Guarantee Insurance Co. - Transferable Custodial Receipts
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities
(3) When-issued security.

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 430,869,056
                                                                 ===============
Gross tax appreciation of investments                             $  19,654,586
Gross tax depreciation of investments                                         -
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  19,654,586
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LONG-TERM TAX-FREE FUND
NOVEMBER 30, 2006
[american century investments logo and text logo]

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 98.6%
CALIFORNIA - 96.3%
        $5,235,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 A,
                    (Municipal Facilities), 5.50%,
                    1/1/32 (MBIA)(1)                              $   5,585,015
         4,730,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/22 (MBIA)(1)                                  5,075,905
         6,005,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/27 (MBIA)(1)                                  6,434,718
         1,395,000  Avenal Public Financing Auth. Rev.,
                    5.00%, 9/1/25                                     1,450,535
           820,000  Banning COP, (Wastewater System,
                    Refunding & Improvement), 8.00%,
                    1/1/19 (Ambac)                                      962,434
         4,135,000  Bell Community Redevelopment
                    Agency Tax Allocation Rev., (Bell
                    Redevelopment Project Area),
                    5.625%, 10/1/33 (RADIAN)(1)                       4,544,861
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/11,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                      1,316,366
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/11,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                      1,316,366
         3,500,000  Big Bear Lake Water Rev., 6.00%,
                    4/1/22 (MBIA)(1)                                  4,262,965
         5,000,000  California County Tobacco
                    Securitization Agency Rev.,
                    5.25%, 6/1/46(1)                                  5,119,600
         7,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate University),
                    5.00%, 10/1/36                                    7,239,540
         2,000,000  California Educational Facilities
                    Auth. Rev., (University of Pacific),
                    5.25%, 11/1/34                                    2,136,280
         8,570,000  California Educational Facilities
                    Auth. Rev., (University of Southern
                    California), 5.50%, 10/1/27(1)                    9,075,116
         1,920,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/32                  2,080,070
         1,220,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University), 5.00%,
                    10/1/29                                           1,283,281
         2,000,000  California Educational Facilities
                    Auth. Rev., Series 2005 A,
                    (University La Verne), 5.00%,
                    6/1/35 (GO of University)                         2,081,480
         3,000,000  California GO, 6.125%,
                    10/1/11 (Ambac)                                   3,350,940
        13,185,000  California GO, 5.00%, 2/1/33(1)                  13,927,578
         8,000,000  California GO, 5.00%, 6/1/34                      8,493,200
         3,000,000  California Health Facilities
                    Financing Auth. Rev., Series 1989 A,
                    (Kaiser Permanente), 7.15%,
                    10/1/09(3)                                        2,687,220
           240,000  California Health Facilities
                    Financing Auth. Rev., Series 1992 A,
                    6.75%, 3/1/20 (California
                    Mortgage Insurance)                                 240,540
         5,165,000  California Health Facilities
                    Financing Auth. Rev., Series 1993 C,
                    (St. Francis Memorial Hospital),
                    5.875%, 11/1/23(1)(2)                             6,408,784
         7,500,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2003 A, (The J. Paul
                    Getty Trust), VRDN,
                    3.90%, 12/1/11(1)                                 7,631,400
         4,760,000  California Mobilehome Park
                    Financing Auth. Rev., Series 2006 A,
                    (Union City Tropics), 5.00%,
                    12/15/41(4)                                       4,936,834
         4,000,000  California Public Works Board
                    Lease Rev., Series 1993 A,
                    (Department of Corrections),
                    5.00%, 12/1/19 (Ambac)(1)                         4,419,600
         2,400,000  California Public Works Board
                    Lease Rev., Series 2003 C,
                    (Department of Corrections),
                    5.00%, 6/1/24                                     2,537,064
         6,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department of General Services -
                    Butterfield), 5.25%, 6/1/30(1)                    6,511,320
         2,835,000  California Public Works Board
                    Lease Rev., Series 2006 E,
                    (University of California Research
                    Project), 5.00%, 10/1/31                          3,067,130
         5,000,000  California Public Works Board
                    Lease Rev., Series 2006 G,
                    (California State University),
                    5.00%, 11/1/31(4)                                 5,353,050

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         9,815,000  California Statewide Communities
                    Development Auth. Rev., Series
                    1998 A, (Sherman Oaks Project),
                    5.00%, 8/1/22 (Ambac)(1)                         10,834,288
         5,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2001 C, (Kaiser Permanente),
                    5.25%, 8/1/31                                     5,411,350
         6,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Sutter Health), 5.00%,
                    11/15/43(1)                                       6,882,265
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Thomas Jefferson School
                    of Law), 4.875%, 10/1/35                          1,034,410
        10,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 B, (Kaiser Permanente),
                    5.25%, 3/1/45(1)                                 10,738,000
         5,695,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 88-1), 6.50%,
                    9/1/14 (FSA)                                      5,849,335
         1,520,000  Castaic Lake Water Agency COP,
                    Series 1994 A, (Water System
                    Improvement), 7.00%,
                    8/1/12 (MBIA)                                     1,786,638
         2,500,000  Castaic Lake Water Agency COP,
                    Series 2006 C, 0.00%,
                    8/1/36 (MBIA)(4)                                  2,685,225
         3,730,000  Clearlake Public Financing Auth.
                    Rev., Series 2006 A, (Highlands
                    Park Community Development
                    Project), 5.00%, 10/1/36 (MBIA)                   4,016,501
         1,320,000  Coalinga Public Financing Auth.
                    Local Obligation Rev., Series
                    1998 A, 6.375%, 9/15/21 (Ambac)                   1,684,478
         2,615,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Concord Avenue
                    Parking Structure), 5.125%, 3/1/23                2,750,274
         2,580,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Police Facilities),
                    5.25%, 8/1/13                                     2,752,396
         2,200,000  Contra Costa Water District Rev.,
                    Series 1992 E, 6.25%,
                    10/1/12 (Ambac)                                   2,395,162
           200,000  Eastern Municipal Water
                    Community Facilities District No.
                    2004-27 Special Tax Rev.,
                    (Cottonwood Ranch),
                    5.00%, 9/1/27                                       203,930
           900,000  Eastern Municipal Water
                    Community Facilities District
                    No. 2004-27 Special Tax Rev.,
                    (Cottonwood Ranch), 5.00%, 9/1/36                   915,579
           410,000  Eastern Municipal Water
                    Community Facilities District
                    No. 2005-40 Special Tax Rev.,
                    (Mohogany/Promontory Pointe),
                    5.00%, 9/1/36                                       418,376
         3,590,000  Fontana Redevelopment Agency
                    Tax Allocation Rev., (Sierra
                    Corridor), 5.50%, 9/1/34                          3,834,623
         2,225,000  Fresno Sewer Rev., Series 1993
                    A1, 6.25%, 9/1/14 (Ambac)                         2,563,890
         4,705,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.86%, 9/1/29(3)                                  1,779,196
         5,010,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.87%, 9/1/30(3)                                  1,811,065
         5,335,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.88%, 9/1/31(3)                                  1,847,671
         5,000,000  Huntington Beach Union High
                    School District GO, (Election of
                    2004), 5.00%, 8/1/31 (MBIA)(3)                    1,737,850
         9,350,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                   10,120,253
         3,000,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2006 A, (San
                    Juan Mobile Estates), 5.125%,
                    5/15/41                                           3,112,650
         5,000,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.125%, 9/1/36                     5,134,800
         1,500,000  Jurupa Community Services
                    District Special Tax Rev., Series
                    2006 A, (Community Facilities
                    District No. 19 - Eastvale Area),
                    5.00%, 9/1/36                                     1,531,830
         1,815,000  Kern High School District GO,
                    7.15%, 8/1/14 (MBIA)(2)                           2,254,629
         1,340,000  Kern High School District GO,
                    Series 1992 C, 6.25%,
                    8/1/13 (MBIA)(2)                                  1,562,185

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         3,630,000  Kern High School District GO,
                    Series 1993 D, 7.00%, 8/1/17
                    (MBIA)(2)                                         3,945,447
         1,250,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6), 5.60%,
                    2/1/34                                            1,342,963
         5,190,000  Lancaster Financing Auth. Tax
                    Allocation Rev., (School District
                    Projects), 5.00%, 2/1/37                          5,443,324
         1,335,000  Little Lake City School District GO,
                    Series 2000 A, 6.125%, 7/1/10,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                      1,471,010
         2,240,000  Lodi Unified School District COP,
                    Series 2005 A, (Aspire), 5.00%,
                    8/1/32 (FGIC)                                     2,378,813
         1,605,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking Facility),
                    5.25%, 11/1/21                                    1,688,974
         8,000,000  Metropolitan Water District of
                    Southern California Rev., 5.75%,
                    8/10/18                                           9,363,920
         3,000,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2006 B, 4.375%, 7/1/37                            3,015,090
         1,915,000  Mid-Peninsula Regional Open
                    Space District Financing Auth.
                    Rev., 5.90%, 9/1/14 (Ambac)                       1,926,107
         9,525,000  Modesto, Stockton, Redding Public
                    Power Agency Rev., Series 1989 D,
                    (San Juan), 6.75%, 7/1/20
                    (MBIA)(2)                                        11,472,100
         1,065,000  Mountain View School District
                    Santa Clara County GO, Series
                    2000 B, 6.125%, 7/1/10,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                      1,171,979
         1,000,000  New Haven Unified School District
                    GO, 12.00%, 8/1/18 (FSA)                          1,756,830
         6,000,000  Northern Inyo County Local
                    Hospital District GO, 5.60%, 8/1/35               6,592,620
         6,110,000  Oakland Redevelopment Agency
                    Tax Allocation Rev., (Central
                    District), 5.50%, 2/1/14 (Ambac)                  6,576,193
         1,680,000  Oceanside COP, Series 2003 A,
                    5.25%, 4/1/17 (Ambac)                             1,827,084
         4,650,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 5.20%, 8/15/34                            4,764,623
           850,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    5.00%, 9/2/26                                       864,051
         1,250,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    5.05%, 9/2/33                                     1,278,425
         2,000,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    5.00%, 9/2/28                                     2,027,460
         2,000,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    5.10%, 9/2/33                                     2,048,800
         3,100,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/22 (MBIA)                      3,761,354
         2,550,000  Pasadena COP, (Old Pasadena
                    Parking Facility), 6.25%, 1/1/18                  2,916,869
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                   1,499,083
         2,500,000  Pico Rivera Water Auth. Rev.,
                    Series 1999 A, (Water Systems),
                    5.50%, 5/1/29 (MBIA)                              3,024,000
         1,130,000  Pomona COP, Series 2002 AE,
                    (Mission Promenade), 5.375%,
                    10/1/19 (Ambac)                                   1,194,241
         1,000,000  Pomona Unified School District GO,
                    Series 2000 A, 6.55%,
                    8/1/29 (MBIA)                                     1,349,970
         1,000,000  Pomona Unified School District GO,
                    Series 2001 A, 6.15%,
                    8/1/30 (MBIA)                                     1,254,210
         1,110,000  Poway Redevelopment Agency
                    COP, (Paguay Redevelopment),
                    5.375%, 12/15/20 (Ambac)                          1,206,947
         5,525,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                    5,661,633
           585,000  Redlands Unified School District
                    COP, 6.00%, 9/1/12 (FSA)                            586,135

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         2,500,000  Riverside County COP, Series
                    2005 A, (Family Law), 5.00%,
                    11/1/36 (FGIC)                                    2,667,550
         1,580,000  Riverside Redevelopment Agency
                    Rev., Series 2004 A, (Tax
                    Allocation), 5.00%, 8/1/28 (FGIC)                 1,678,560
         2,000,000  RNR School Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    (Community Facilities District
                    No. 92-1), 5.00%, 9/1/36 (Ambac)                  2,149,200
         1,500,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A, 5.40%,
                    11/1/20 (Ambac)                                   1,742,685
         1,915,000  Sacramento City Financing Auth.
                    Rev., 5.60%, 6/1/10, Prerefunded
                    at 101% of Par(2)                                 2,071,034
         1,000,000  Saddleback Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 1997 A,
                    6.00%, 9/1/16 (FSA)                               1,190,230
         4,640,000  San Diego County COP, (Burnham
                    Institute), 6.25%, 9/1/09,
                    Prerefunded at 101% of Par(2)                     5,014,587
        10,400,000  San Diego County COP, Linked
                    Security, ARC, YCC, 5.625%,
                    9/1/12 (Ambac)                                   11,009,127
         5,000,000  San Francisco City & County
                    Airports Commission Rev., Series
                    2006-32G, (San Francisco
                    International Airport), 4.50%,
                    5/1/32 (FGIC)                                     5,077,400
         4,185,000  San Francisco City & County
                    Redevelopment Financing Auth.
                    Tax Allocation Rev., (Mission Bay
                    North Project D), 5.00%, 8/1/35                   4,332,186
         2,715,000  San Marcos Public Facilities Auth.
                    Rev., Series 2000 A, (Tax Increment
                    Project Area 3), 6.75%, 10/1/10                   3,080,222
         3,535,000  San Mateo County Joint Powers
                    Financing Auth. Lease Rev., Series
                    1993 A, (Capital Projects Program),
                    6.50%, 7/1/15 (MBIA)                              4,226,800
         4,000,000  San Mateo County Joint Powers
                    Financing Auth. Lease Rev., Series
                    1993 A, (Capital Projects Program),
                    6.00%, 7/1/19 (MBIA)                              4,844,640
         3,355,000  Santa Barbara County GO, 5.50%,
                    10/1/22 (Ambac)                                   3,688,856
         2,000,000  Santa Margarita-Dana Point Auth.
                    Rev., Series 1994 B, (Improvement
                    Districts 3, 3A, 4, 4A), 7.25%,
                    8/1/14 (MBIA)                                     2,493,360
         1,285,000  Santa Rosa Redevelopment Agency
                    Tax Allocation Rev., Series 2005 A,
                    5.00%, 8/1/25 (Ambac)                             1,377,803
         1,150,000  Santa Rosa Redevelopment Agency
                    Tax Allocation Rev., Series 2005 A,
                    5.00%, 8/1/27 (Ambac)                             1,229,580
         2,470,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/25                               2,568,849
         2,500,000  South Coast Air Quality
                    Management District Building
                    Corp. Rev., (Installment Sale
                    Headquarters), 6.00%,
                    8/1/11 (Ambac)                                    2,730,700
         2,705,000  South Gate COP, Series 2002 A,
                    5.50%, 9/1/21 (Ambac)                             2,992,920
         2,000,000  South Gate Public Financing
                    Auth. Tax Allocation Rev.,
                    (Redevelopment Project No. 1),
                    5.75%, 9/1/22 (XLCA)                              2,238,540
         2,000,000  South Orange County Finance
                    Auth. Special Tax Rev., Series
                    1994 A, 7.00%, 9/1/11 (MBIA)                      2,301,540
         2,315,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/28 (Ambac)                    2,483,092
         7,315,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/12 (FSA)                               8,505,443
         3,730,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/13 (FSA)                               4,407,331
         1,370,000  Stanton Redevelopment Agency
                    Tax Allocation Rev., (Community
                    Development), 5.45%,
                    12/1/17 (Ambac)                                   1,405,250
         2,850,000  Stockton Health Facilities Auth.
                    Rev., Series 1997 A, (Dameron
                    Hospital Association), 5.70%,
                    12/1/14                                           2,950,605
         2,000,000  Taft Public Financing Auth. Lease
                    Rev., Series 1997 A, (Community
                    Correctional Facility), 6.05%,
                    1/1/17                                            2,023,160

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           595,000  Temecula Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2005-1 ), 5.00%, 9/1/27                         607,126
         1,000,000  Temecula Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2005-1 ), 5.00%, 9/1/36                       1,020,300
         2,885,000  Torrance COP, Series 2005 B,
                    (Refinancing & Public Improvement),
                    5.25%, 6/1/34 (Ambac)                             3,124,715
         1,215,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/18                     1,314,581
         1,285,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.50%, 10/15/19                     1,386,759
         2,500,000  Ukiah Electric Rev., 6.25%,
                    6/1/18 (MBIA)                                     2,932,525
         1,000,000  University of California Rev.,
                    Series 2004 A, (UCLA Medical
                    Center), 5.50%, 5/15/24 (Ambac)                   1,095,360
         1,000,000  University of California Rev., Series
                    2005 F, 4.75%, 5/15/35 (FSA)                      1,041,710
         1,445,000  Walnut Valley Unified School
                    District GO, Series 1992 B, 6.00%,
                    8/1/10 (Ambac)(2)                                 1,574,284
         3,020,000  Watsonville Insured Hospital Rev.,
                    Series 1996 A, (Community
                    Hospital), 6.20%, 7/1/12
                    (California Mortgage Insurance)(2)                3,304,937
         4,525,000  Woodland COP, (Wastewater
                    System Reference), 5.75%,
                    3/1/12 (Ambac)                                    4,806,003
                                                                 ---------------
                                                                    435,277,846
                                                                 ---------------

PUERTO RICO - 2.3%
         5,900,000  Government Development Bank
                    of Puerto Rico Rev., 3.90%,
                    1/18/07                                           5,897,876
         4,000,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/17 (XLCA)                                     4,381,600
                                                                 ---------------
                                                                     10,279,476
                                                                 ---------------

TOTAL MUNICIPAL SECURITIES                                          445,557,322
(Cost $415,309,202)                                              ---------------

MUNICIPAL DERIVATIVES - 0.3%
CALIFORNIA - 0.3%
         1,000,000  San Diego County Water Auth.
                    Rev. COP, (Registration Rites),
                    Yield Curve Notes, Inverse Floater,
                    6.06%, 12/1/06 (FGIC)                             1,100,970
                                                                 ---------------
(Cost $1,016,004)

SHORT-TERM MUNICIPAL SECURITIES - 3.1%
CALIFORNIA - 3.1%
        14,150,000  California Department of Water
                    Resources & Power Supply Rev.,
                    Series 2005 F5, VRDN, 3.68%,
                    12/1/06 (LOC: Citibank N.A.)(1)                  14,150,000
                                                                 ---------------
(Cost $14,150,000)

TOTAL INVESTMENT SECURITIES - 102.0%                                460,808,292
                                                                 ---------------
(Cost $430,475,206)

OTHER ASSETS AND LIABILITIES - (2.0)%                                (8,935,811)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $  451,872,481
                                                                 ===============

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS
                            Expiration         Underlying Face       Unrealized
Contracts Purchased            Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  336  U.S. Treasury
       2-Year Notes         March 2007           $68,880,000           $146,264
                                           =====================================

                            Expiration         Underlying Face       Unrealized
Contracts Sold                 Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  179  U.S. Treasury
       10-Year Notes        March 2007           $19,544,563          $(152,832)
                                           =====================================

SWAP AGREEMENTS

    Notional                                                         Unrealized
    Amount       Description of Agreement          Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
Interest Rate
--------------------------------------------------------------------------------
 $13,000,000     Receive semiannually a variable      April 2017      $(276,853)
                 rate based on the Bond Market                      ============
                 Association Municipal Swap Index
                 and pay semiannually a fixed rate
                 equal to 3.84% with Morgan Stanley
                 Capital Services, Inc.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.
XLCA = XL Capital Ltd.
YCC = Yield Curve Certificate
(1) Security, or a portion thereof, has been segregated for futures contracts, swap agreements and/or when-issued securities.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4) When-issued security.

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 430,475,206
                                                                 ===============
Gross tax appreciation of investments                             $  30,353,351
Gross tax depreciation of investments                                   (20,265)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  30,333,086
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA HIGH-YIELD MUNICIPAL FUND
November 30, 2006
[american century investments logo and text logo]

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 95.3%
CALIFORNIA - 94.7%
       $1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%,
                   8/1/21 (FGIC)(1)                               $     541,930
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series 1996
                   A, (Community Facilities District
                   No. 1), 7.00%, 8/1/19                              2,049,740
        1,200,000  Anaheim Public Financing Auth.
                   Lease Rev., Series 1997 A, 6.00%,
                   9/1/24 (FSA)(2)                                    1,487,016
          830,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge), 6.375%,
                   11/15/08, Prerefunded at 102%
                   of Par(3)                                            873,575
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/08, Prerefunded
                   at 102% of Par(3)                                  3,214,920
        2,500,000  Beaumont Financing Auth. Local
                   Agency Rev., Series 2003 A,
                   6.875%, 9/1/27                                     2,839,700
        2,875,000  Beaumont Financing Auth. Local
                   Agency Rev., Series 2004 D,
                   5.80%, 9/1/35                                      3,083,840
          855,000  Beaumont Financing Auth. Local
                   Agency Rev., Series 2005 C,
                   5.50%, 9/1/29                                        906,240
        4,000,000  Beaumont Financing Auth. Local
                   Agency Rev., Series 2005 C,
                   5.50%, 9/1/35                                      4,159,480
        3,700,000  Beaumont Financing Auth. Local
                   Agency Rev., Series 2006 A,
                   5.35%, 9/1/36                                      3,812,036
        1,190,000  Berryessa Unified School District
                   GO, Series 2000 A, 6.18%,
                   8/1/21 (FSA)(1)                                      644,897
        1,220,000  Berryessa Unified School District
                   GO, Series 2000 A, 6.05%,
                   8/1/22 (FSA)(1)                                      631,204
        1,000,000  Berryessa Unified School District
                   GO, Series 2000 A, 6.06%,
                   8/1/23 (FSA)(1)                                      494,460
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%, 10/1/21                   1,646,681
        4,000,000  California Health Facilities
                   Financing Auth. Rev., Series 1989 A,
                   (Kaiser Permanente), 7.15%,
                   10/1/12 (Ambac)(1)                                 3,229,520
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series 1998 A,
                   (Kaiser Permanente), 5.50%,
                   6/1/22 (FSA)(3)                                    2,620,025
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series 2000 B,
                   (Union City Tropics), 7.30%, 8/15/35               5,016,375
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series 2001 B,
                   (Rancho Vallecitos - San Marcos),
                   6.75%, 11/15/36                                    2,065,134
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series 2003 B,
                   (Palomar Estates E&W), 7.00%,
                   9/15/36(2)                                         7,036,986
        4,760,000  California Mobilehome Park
                   Financing Auth. Rev., Series 2006 A,
                   (Union City Tropics), 5.00%,
                   12/15/41(4)                                        4,936,834
        2,000,000  California Mobilehome Park
                   Financing Auth. Rev., Series 2006 B,
                   (Union City Tropics), 5.50%,
                   12/15/41(4)                                        2,026,900
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,208,880
        6,000,000  California Public Works Board
                   Lease Rev., Series 2005 A,
                   (Department of General Services -
                   Butterfield), 5.25%, 6/1/30(2)                     6,511,320
        1,340,000  California State and Local
                   Government Financing Auth. Rev.,
                   Series 1997 B, (Marin Valley
                   Mobile Country), 7.50%, 10/1/24                    1,398,947
        2,500,000  California State University Fresno
                   Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101% of Par(3)                      2,837,175

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        4,630,000  California State University Fresno
                   Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/12,
                   Prerefunded at 101%
                   of Par(2)(3)                                       5,254,448
        2,455,000  California State University Fresno
                   Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 7.00%, 7/1/12,
                   Prerefunded at 102% of Par(3)                      2,889,216
       10,000,000  California State University Rev.,
                   5.00%, 11/1/30 (MBIA)(2)                          10,786,499
        1,960,000  California Statewide Communities
                   Development Auth. Rev.,
                   (Thomas Jefferson School of Law),
                   7.75%, 10/1/11, Prerefunded at
                   101% of Par(3)                                     2,305,587
       10,000,000  California Statewide Communities
                   Development Auth. Rev., Series
                   2006 B, (Kaiser Permanente),
                   5.25%, 3/1/45(2)                                  10,738,000
        2,670,000  California Statewide Communities
                   Development COP, (Sonoma
                   County Indian Health), 6.40%,
                   9/1/29                                             2,831,188
          990,000  California Statewide Communities
                   Development COP, (Windward
                   School), 6.90%, 9/1/23                             1,011,721
        4,070,000  Capistrano Unified School District
                   No. 90-2 Community Facilities
                   Special Tax Rev., 6.00%, 9/1/13,
                   Prerefunded at 100% of Par(3)                      4,675,657
        6,250,000  Capistrano Unified School District
                   No. 90-2 Community Facilities
                   Special Tax Rev., 6.00%, 9/1/33                    6,683,250
        2,180,000  Capistrano Unified School District
                   No. 98-2 Community Facilities
                   Special Tax Rev., 5.00%, 9/1/23
                   (FGIC)                                             2,355,403
        1,000,000  Carmel Unified School District GO,
                   5.50%, 8/1/25 (MBIA)                               1,072,060
        2,500,000  Castaic Lake Water Agency COP,
                   Series 2006 C, 5.00%,
                   8/1/36 (MBIA)(4)                                   2,685,225
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A, 6.00%,
                   8/1/23 (MBIA)(1)                                     531,545
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A, 6.00%,
                   8/1/24 (MBIA)(1)                                     508,669
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A, 6.05%,
                   8/1/25 (MBIA)(1)                                     490,322
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A, 6.05%,
                   8/1/26 (MBIA)(1)                                     468,991
        1,700,000  Chino Valley Unified School District
                   COP, Series 2001 A, 5.375%,
                   9/1/20 (FSA)                                       1,838,754
        2,140,000  Chula Vista Community Facilities
                   District No. 01-1 Area A Special
                   Tax Rev., 6.10%, 9/1/10,
                   Prerefunded at 102% of Par(3)                      2,359,628
        2,175,000  Chula Vista Community Facilities
                   District No. 01-1 Special Tax
                   Rev., (San Miguel Area B), 5.45%,
                   9/1/36                                             2,261,891
        3,600,000  Chula Vista Community Facilities
                   District No. 06-1 Eastlake Woods
                   Area A Special Tax Rev., 6.20%,
                   9/1/33                                             3,875,292
        3,705,000  Chula Vista Community Facilities
                   District No. 12 Special Tax Rev.,
                   (McMillin Otay Ranch Area I),
                   5.25%, 9/1/36                                      3,817,632
        2,670,000  Chula Vista Community Facilities
                   District No. 13-I Special Tax
                   Rev., ( Otay Ranch Village Seven),
                   5.35%, 9/1/36                                      2,752,209
        7,715,000  Chula Vista Community Facilities
                   District No. 99-1 Special Tax
                   Rev., 7.625%, 9/1/09, Prerefunded
                   at 102% of Par(3)                                  8,681,844
        1,810,000  City of Lincoln Community
                   Facilities District No. 2003-1
                   Special Tax Rev., 6.00%, 9/1/34                    1,898,292
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (Ambac)                             1,919,837
          520,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $520,000)(5)                                         603,387
        2,000,000  Corona Department of Water &
                   Power COP, 5.00%,
                   9/1/35 (MBIA)                                      2,139,480

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        1,500,000  Cucamonga Valley Water District
                   COP, (Water Facilities
                   Financing), 5.00%, 9/1/36 (MBIA)                   1,611,900
        1,150,000  Duarte Unified School District GO,
                   Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     561,718
        2,355,000  Duarte Unified School District GO,
                   Series 2006 E, (Election of
                   1998), 5.07%, 11/1/28 (FSA)(1)                       918,897
        2,805,000  El Dorado County Community
                   Facilities District No. 1992-1
                   Special Tax Rev., 5.60%, 9/1/09                    2,869,263
        2,500,000  El Dorado County Community
                   Facilities District No. 2001-1
                   Special Tax Rev., 6.30%, 9/1/31                    2,700,575
        4,500,000  El Dorado Special Tax Rev.,
                   (Community Facility District No. 1),
                   5.25%, 9/1/35                                      4,664,790
        1,000,000  El Segundo Unified School District
                   GO, 5.375%, 9/1/12, Prerefunded
                   at 100% of Par (FGIC)(3)                           1,100,980
        1,000,000  Escondido Community Facilities
                   District No. 2006-01 Special Tax
                   Rev., (Eureka Ranch), 5.15%,
                   9/1/36                                             1,024,970
        5,000,000  Fillmore Redevelopment Agency
                   Tax Allocation Rev., Series 2006
                   A, (Central City Redevelopment),
                   5.375%, 5/1/31                                     5,194,550
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A, (Elk
                   Grove Water Works), 6.75%,
                   9/1/09, Prerefunded at 102% of
                   Par(3)                                             4,671,245
        3,740,000  Folsom Public Financing Auth. Rev.,
                   Series 1997 A, 6.875%, 9/2/19                      3,803,617
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,654,680
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,589,533
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             7,015,710
        3,000,000  Foothill-De Anza Community
                   College District GO, 6.16%,
                   8/1/21 (MBIA)(1)                                   1,625,790
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%, 9/1/32                   3,216,300
        5,000,000  Fullerton Unified School District
                   Community Facilities District No. 1
                   Special Tax Rev., 6.375%,
                   9/1/31(2)                                          5,440,600
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/10, Prerefunded at
                   101% of Par (MBIA)(3)                              1,733,088
        2,630,000  Glendale Unified School District
                   GO, Series 1999 C, 6.00%,
                   9/1/22 (FSA)                                       2,819,833
        3,920,000  Golden State Tobacco Securitization
                   Corp. Settlement Rev., Series
                   2003 A-1, 6.25%, 6/1/33(2)                         4,400,396
        5,005,000  Golden State Tobacco Securitization
                   Corp. Settlement Rev., Series
                   2003 A-1, 6.75%, 6/1/39(2)                         5,760,004
        8,000,000  Golden State Tobacco Securitization
                   Corp. Settlement Rev., Series
                   2005 A, 5.00%, 6/1/35 (FGIC)(2)                    8,545,040
       11,650,000  Golden State Tobacco Securitization
                    Corp. Settlement Rev., Series
                   2005 A, 5.00%, 6/1/38 (FGIC)(2)                   12,426,472
        3,285,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/10,
                   Prerefunded at 102% of Par(3)                      3,768,059
        2,775,000  Hawaiian Gardens Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2006 B, (Redevelopment
                   Project No. 1), 5.40%, 12/1/25                     2,852,062
        2,670,000  Hemet Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-2),
                   5.25%, 9/1/30                                      2,751,755
        1,510,000  Hemet Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-2),
                   5.25%, 9/1/35                                      1,555,255

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District No.
                   01-1), 6.45%, 9/1/28                               2,127,860
        3,345,000  Hillsborough School District GO,
                   Series 2006 B, (Election of 2002),
                   4.84%, 9/1/28(1)                                   1,322,981
        5,000,000  Huntington Beach Union High
                   School District GO, (Election of
                   2004), 5.00%, 8/1/31 (MBIA)(1)                     1,737,850
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (Ambac)(2)                                  5,411,900
          500,000  Independent Cities Lease Finance
                   Auth. Rev., Series 2006 B,
                   (San Juan Mobile Estates),
                   5.55%, 5/15/31                                       513,720
        1,150,000  Independent Cities Lease Finance
                   Auth. Rev., Series 2006 B,
                   (San Juan Mobile Estates), 5.85%,
                   5/15/41                                            1,197,323
        2,000,000  Indio Redevelopment Agency Tax
                   Allocation Rev., Series 2004 B,
                   (Sub-Merged Project Area),
                   6.50%, 8/15/34                                     2,224,220
        5,000,000  Irvine Unified School District
                   Financing Auth. Special Tax Rev.,
                   Series 2005 A, 5.00%, 9/1/34
                   (Ambac)(2)                                         5,342,250
        8,550,000  Kern Community College Safety,
                   Repair and Improvement District
                   GO, (Election of 2002), 4.56%,
                   11/1/30 (FSA)(1)                                   3,054,402
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C, 6.12%,
                   8/1/29 (FGIC)(1)                                     387,160
        1,100,000  Lake Elsinore Community Facilities
                   District No. 1 Special Tax Rev.,
                   Series 2006 A, (Serenity), 5.35%,
                   9/1/36                                             1,136,894
        5,000,000  Lake Elsinore Community Facilities
                   District No. 2 Special Tax Rev.,
                   Series 2005 A, (Alberhill Ranch
                   Improvement Area A), 5.45%,
                   9/1/36                                             5,199,750
        2,800,000  Lake Elsinore Community Facilities
                   District No. 2004-3 Special Tax
                   Rev., Series 2006 A, (Rosetta
                   Canyon Improvement Area No. 2),
                   5.25%, 9/1/37                                      2,875,992
        1,225,000  Lake Elsinore Community Facilities
                   District No. 3 Special Tax Rev.,
                   Series 2005 A, (Rosetta Canyon
                   Improvement Area 1), 5.25%,
                   9/1/35                                             1,268,181
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,591,900
        1,245,000  Lake Elsinore Unified School
                   District Community Facilities District
                   No.1 Special Tax Rev.,
                   (Improvement Area A), 5.40%,
                   9/1/35                                             1,271,182
        1,310,000  Los Angeles Community Facilities
                   District No. 3 Special Tax Rev.,
                   (Cascades Business Park and Golf
                   Course), 6.40%, 9/1/22                             1,352,326
       11,000,000  Los Angeles Community
                   Redevelopment Agency Auth.
                   Lease Rev., (Vermont Manchester                   11,708,729
                   Social Services), 5.00%, 9/1/37
        5,000,000  Los Angeles Department of Water
                   & Power Rev., Series 2006 A1,
                   (Water System), 5.00%, 7/1/36
                   (Ambac)(2)                                         5,417,500
        1,500,000  Los Angeles Unified School District
                   GO, Series 2003 A, 5.00%, 1/1/28
                   (MBIA)                                             1,596,765
        5,455,000  Manteca Unified School District GO,
                   (Election of 2004), 4.92%, 8/1/30
                   (MBIA)(1)                                          1,974,383
        7,225,000  Menlo Park Community
                   Development Agency Multifamily
                   Rev., (Las Pulgas), 5.55%, 6/1/10,
                   Prerefunded at 102% of Par
                   (Ambac)(2)(3)                                      7,866,074
        1,970,000  Milpitas Improvement Bond Act
                   1915 Special Assessment, Series
                   1996 A, (Local Improvement
                   District 18), 6.75%, 9/2/16                        2,022,579
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities District
                   No. 2002-1), 6.20%, 9/1/32                         4,349,480
        4,100,000  Murrieta Community Facilities
                   District No. 2000-1 Special Tax
                   Rev.,(Greer Ranch), 6.375%, 9/1/30                 4,448,459

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        1,920,000  Murrieta Community Facilities
                   District No. 2000-2 Special Tax
                   Rev., Series 2004 A, (The Oaks
                   Improvement Area), 6.00%, 9/1/34                   2,068,166
        1,810,000  Murrieta Community Facilities
                   District No. 2003-3 Special Tax
                   Rev., (Creekside Village
                   Improvement Area No. 1), 5.20%,
                   9/1/35                                             1,848,155
        3,500,000  Oceanside Community
                   Development Commission Tax
                   Allocation Rev., (Downtown
                   Redevelopment), 5.70%, 9/1/25                      3,775,975
        2,970,000  Oceanside Community Facilities
                   District Special Tax Rev., Series
                   2002 A, (No. 2001-1 Morrow Hills
                   Development), 6.20%, 9/1/32                        3,206,976
        1,000,000  Oceanside Community Facilities
                   District Special Tax Rev., Series
                   2004 A, (No. 2001-1 Morrow Hills
                   Development), 5.50%, 9/1/29                        1,049,740
        2,000,000  Orange County Community
                   Facilities District No. 99-1 Special
                   Tax Rev., Series 1999 A, (Ladera
                   Ranch), 6.50%, 8/15/09,
                   Prerefunded at 102% of Par(3)                      2,194,680
        2,200,000  Orange County Community
                   Facilities District No. 99-1 Special
                   Tax Rev., Series 1999 A, (Ladera
                   Ranch), 6.70%, 8/15/09,
                   Prerefunded at 102% of Par(3)                      2,425,434
        4,590,000  Orange County Community
                   Facilities District No. 2001-1
                   Special Tax Rev., Series 2000 A,
                   (Ladera Ranch), 6.25%, 8/15/08,
                   Prerefunded at 100% of Par(3)                      4,804,674
        2,400,000  Orange County Community
                   Facilities District No. 2001-1
                   Special Tax Rev., Series 2002 A,
                   (Ladera Ranch), 6.00%, 8/15/10,
                   Prerefunded at 101% of Par(3)                      2,632,752
        2,300,000  Orange County Community
                   Facilities District No. 2004-1
                   Special Tax Rev., Series 2005 A,
                   (Ladera Ranch), 5.20%, 8/15/34                     2,356,695
        3,000,000  Oxnard School District GO, Series
                   2001 A, 5.75%, 8/1/30 (MBIA)                       3,643,860
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20 (MBIA)                   1,241,379
       10,000,000  Palmdale Water District COP,
                   5.00%, 10/1/34 (FGIC)(2)                          10,623,600
        2,580,000  Palomar Pomerado Health Care
                   District COP, (Indian Health
                   Council Inc.), 6.25%, 10/1/29                      2,720,533
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series 2004 A,
                   6.125%, 9/1/34                                     3,289,920
        1,450,000  Perris Public Financing Auth. Tax
                   Allocation Rev., 5.35%, 10/1/36                    1,499,083
        1,000,000  Perris Union High School District
                   GO, Series 2000 A, 6.40%, 9/1/24
                   (FGIC)(1)                                            471,680
        1,000,000  Perris Union High School District
                   GO, Series 2000 A, 6.40%, 3/1/25
                   (FGIC)(1)                                            460,320
        2,900,000  Pittsburg Redevelopment Agency
                   Tax Allocation Rev., (Los Medanos
                   Community Development), 6.20%,
                   8/1/25                                             1,305,754
        1,750,000  Placer County Water Agency Rev.,
                   (Capital Improvement), 5.50%,
                   7/1/09, Prerefunded at 101% of
                   Par (Ambac)(3)                                     1,857,345
        2,640,000  Placer Union High School District
                   GO, Series 2000 A, 6.20%, 8/1/16
                   (FGIC)(1)                                          1,804,150
        1,600,000  Placer Union High School District
                   GO, Series 2000 A, 6.28%, 8/1/18
                   (FGIC)(1)                                            995,264
        2,925,000  Placer Union High School District
                   GO, Series 2000 A, 6.35%, 8/1/21
                   (FGIC)(1)                                          1,585,145
        2,100,000  Placer Union High School District
                   GO, Series 2000 A, 6.37%, 8/1/22
                   (FGIC)(1)                                          1,086,498
        3,525,000  Placer Union High School District
                   GO, Series 2000 A, 6.39%, 8/1/23
                   (FGIC)(1)                                          1,742,972
        1,000,000  Placer Union High School District
                   GO, Series 2000 A, 6.40%, 8/1/24
                   (FGIC)(1)                                            473,350
        4,835,000  Pleasant Valley School District-
                   Ventura County GO, Series 2002 A,
                   5.85%, 8/1/31 (MBIA)                               6,157,759
        2,500,000  Poway Unified School District
                   Special Tax Rev. (Community
                   Facilities District No. 14), 5.25%,
                   9/1/36                                             2,576,675

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        2,000,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 14 -
                   Improvement Area A), 5.25%,
                   9/1/36                                             2,061,340
        1,700,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 6-4), 5.125%,
                   9/1/35                                             1,742,041
        2,000,000  Rancho Cordova Community
                   Facilities District No. 2003-1
                   Special Tax Rev., (Sunridge Anatolia),
                   5.50%, 9/1/37                                      2,095,300
        2,400,000  Rancho Cucamonga Community
                   Facilities District No. 2004-01
                   Special Tax Rev., (Rancho Etiwanda
                   Estates), 5.375%, 9/1/36                           2,474,040
        1,815,000  Redondo Beach Public Financing
                   Auth. Rev., (South Bay Center
                   Redevelopment), 7.125%, 7/1/08                     1,854,585
        1,485,000  Rialto Community Facilities
                   District No. 2006-1 Special Tax
                   Rev., (Elm Park), 5.35%, 9/1/36                    1,530,723
        1,000,000  Richmond Joint Powers Financing
                   Auth. Rev., Series 1995 A, 5.25%,
                   5/15/13                                            1,014,050
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              846,090
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                            1,270,269
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,617,275
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special Assessment,
                   (District No. 168 - Rivercrest),
                   6.70%, 9/2/26                                      2,179,842
        3,000,000  Riverside County Public Financing
                   Auth. Tax Allocation Rev., Series
                   2005 A, (Redevelopment), 5.00%,
                   10/1/35 (XLCA)                                     3,194,850
        2,355,000  Riverside County Public Financing
                   Auth. Tax Allocation Rev., Series
                   2006 B, (Redevelopment Project
                   Area No. 1 and Mid-County
                   Redevelopment Project), 4.50%,
                   10/1/37 (MBIA)                                     2,383,472
        2,000,000  Riverside Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 13,
                   Improvement Area 1), 5.375%,
                   9/1/34                                             2,061,760
        4,765,000  Riverside Unified School District
                   Special Tax Rev., Series 2000 A,
                   (Community Facilities District
                   No. 7), 7.00%, 5/31/30                             5,244,502
        1,000,000  Riverside Unified School District
                   Special Tax Rev., Series 2005 A,
                   (Community Facilities District
                   No. 15, Improvement Area 2),
                   5.25%, 9/1/30                                      1,030,620
        4,315,000  Rohnert Park Finance Auth. Rev.,
                   Series 2001 A, (Las Casitas
                   de Sonoma), 6.40%, 4/15/36                         4,657,050
        5,000,000  Romoland School District Special
                   Tax Rev., (Community Facilities
                   District No. 1, Improvement Area 1),
                   5.40%, 9/1/36                                      5,154,550
        3,250,000  Roseville Special Tax Rev.,
                   (Fiddyment Ranch Community
                   Facilities District No. 1), 5.25%,
                   9/1/36                                             3,349,255
        1,600,000  Roseville Special Tax Rev.,
                   (Westpark Community Facilities
                   District No. 1, Public Facilities),
                   5.25%, 9/1/37                                      1,649,072
          635,000  Sacramento County Community
                   Facilities District No. 1 Special
                   Tax Rev., (Elliot Ranch), 5.60%, 9/1/07              640,086
          645,000  Sacramento County Community
                   Facilities District No. 1 Special
                   Tax Rev., (Elliot Ranch), 5.70%,
                   9/1/08                                               657,694
        1,500,000  Sacramento County Community
                   Facilities District No. 1 Special
                   Tax Rev., (Elliot Ranch), 6.30%,
                   9/1/21                                             1,542,975
        4,000,000  Sacramento Municipal Utilities
                   District Electric Rev., Series 1997 K,
                    5.25%, 7/1/24 (Ambac)                             4,679,680
        4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,221,160
        1,975,000  San Buenaventura COP,
                   (Wastewater Revenue), 5.00%,
                   3/1/29 (MBIA)                                      2,093,698
        3,765,000  San Diego County Improvement
                   Bond Act of 1915 Special
                   Assessment (Reassessment District
                   No. 97-1 - 4-S Ranch), 6.25%,
                   9/2/12                                             3,897,603
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease Rev.,
                   (George R. Moscone), 7.05%,
                   7/1/13(1)                                            958,038

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         1,500,000 San Marcos Public Facilities Auth.
                   Special Tax Rev., (Area 3-A), 5.00%,
                   10/1/10, Prerefunded at 102%
                   of Par (Ambac)(3)                                  1,612,770
        2,790,000  San Marcos Public Facilities Auth.
                   Special Tax Rev., Series 2004 A,
                   5.45%, 9/1/24                                      2,892,058
        5,000,000  San Marcos Public Facilities Auth.
                   Special Tax Rev., Series 2004 A,
                   5.00%, 9/1/34 (FGIC)                               5,298,700
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (Ambac)                              3,300,572
        2,875,000  Santa Monica Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2006 A, (Earthquake
                   Recovery Redevelopment), 5.00%,
                   7/1/28 (FGIC)                                      3,091,286
        2,000,000  Saugus Union School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-1),
                   5.30%, 9/1/36                                      2,061,600
        7,755,000  Shasta Lake Public Finance Auth.
                   Rev., (Electrical Enterprise), 6.25%,
                   4/1/13, Prerefunded at 102%
                   of Par(3)                                          9,088,860
        2,160,000  Soledad Improvement Bond Act
                   of 1915 Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 2002-01), 6.75%,
                   9/2/33                                             2,374,380
          500,000  Southern California Public Power
                   Auth. Rev., 6.75%, 7/1/10 (FSA)                      554,035
        2,400,000  Southern California Public Power
                   Auth. Rev., (Transmission), 6.35%,
                   7/1/14 (MBIA)(1)                                   1,801,128
        1,250,000  Southern California Public Power
                   Auth. Rev., (Transmission), 6.35%,
                   7/1/15 (MBIA)(1)                                     897,188
        1,200,000  Southwestern Community College
                   District GO, 5.625%, 8/1/11,
                   Prerefunded at 101% of Par
                   (Ambac)(3)                                         1,323,756
        4,195,000  Stockton Community Facilities
                   District Special Tax Rev., (Spanos
                   Park West No. 2001-1), 6.375%,
                   9/1/12, Prerefunded at 102%
                   of Par(3)                                          4,845,267
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities District
                   No. 1), 7.75%, 8/1/32                              5,486,250
        2,690,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/22 (FGIC)(1)                            1,391,752
        2,220,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/23 (FGIC)(1)                            1,097,701
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(3)                                  2,138,700
        1,500,000  University of California Rev., Series
                   2003 A, 5.00%, 5/15/23 (Ambac)                     1,599,555
        2,500,000  Val Verde Unified School District
                   Special Tax Rev., 5.40%, 9/1/30                    2,636,475
        2,600,000  Val Verde Unified School District
                   Special Tax Rev., 5.45%, 9/1/36                    2,734,862
        2,500,000  West Basin Municipal Water
                   District COP, Series 2003 A,
                   5.00%, 8/1/30 (MBIA)                               2,647,200
        1,740,000  West Sacramento Special Tax Rev.,
                   5.30%, 9/1/35                                      1,804,589
        1,000,000  West Sacramento Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 6.20%, 9/1/09,
                   Prerefunded at 102% of Par(3)                      1,081,140
        3,235,000  West Sacramento Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 6.75%, 9/1/09,
                   Prerefunded at 102% of Par(3)                      3,542,519
        2,080,000  Westlands Water District COP,
                   Series 2005 A, 5.00%, 9/1/25
                   (MBIA)                                             2,219,568
        2,270,000  Yuba City Redevelopment Agency
                   Tax Allocation Rev., 5.70%, 9/1/24                 2,423,634
        2,000,000  Yuba City Redevelopment Agency
                   Tax Allocation Rev., 6.00%, 9/1/31                 2,159,720
        2,895,000  Yuba City Unified School District
                   GO, 6.05%, 9/1/24 (FGIC)(1)                        1,365,050

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        1,500,000  Yuba City Unified School District
                   GO, 6.05%, 3/1/25 (FGIC)(1)                          689,985
                                                                 ---------------
                                                                    543,547,238
                                                                 ---------------

PUERTO RICO - 0.6%
         3,000,000  Puerto Rico Commonwealth GO,
                    Series 2006 A, 5.25%, 7/1/30                      3,282,300
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                          566,098,846
(Cost $508,489,143)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 5.1%

CALIFORNIA - 1.8%
        1,050,000  California Department of Water
                   Resources Rev., Series 2002 B2,
                   VRDN, 3.68%, 12/1/06
                   (LOC: BNP Paribas)                                 1,050,000
        1,000,000  California Department of Water
                   Resources Rev., Series 2002 B5,
                   VRDN, 3.55%, 12/1/06
                   (LOC: Bayerische Landesbank,
                    Westdeutsche Landesbank AG)                       1,000,000
          200,000  California Economic Recovery Rev.,
                   Series 2004 C1, VRDN, 3.68%,
                   12/1/06 (SBBPA: Landesbank
                   Baden-Wuerttemberg)                                  200,000
        2,450,000  California Economic Recovery Rev.,
                   Series 2004 C6, VRDN, 3.47%,
                   12/1/06 (State Guaranteed)
                   (LOC: Citibank N.A.)                               2,450,000
        5,500,000  California GO, Series 2003 A2,
                   VRDN, 3.47%, 12/1/06
                   (LOC: Westdeutsche
                   Landesbank AG)(2)                                  5,500,000
                                                                 ---------------
                                                                     10,200,000
                                                                 ---------------

PUERTO RICO - 3.3%
        3,000,000  Government Development Bank of
                   Puerto Rico Rev., 3.90%, 1/11/07                   2,999,130
        1,000,000  Government Development Bank of
                   Puerto Rico Rev., 3.90%, 1/18/07                     999,640
        5,415,000  Government Development Bank of
                   Puerto Rico Rev., 4.00%, 1/24/07                   5,413,646
        6,000,000  Government Development Bank of
                   Puerto Rico Rev., 3.93%, 1/25/07                   5,997,780
        3,860,000  Government Development Bank of
                   Puerto Rico Rev., 4.05%, 2/8/07                    3,859,112
                                                                 ---------------
                                                                     19,269,308
                                                                 ---------------

TOTAL SHORT-TERM MUNICIPAL SECURITIES                                29,469,308
(Cost $29,475,000)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
          577,000  Federated California Municipal
                   Cash Trust                                           577,000
                                                                 ---------------
(Cost $577,000)

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.5%                                576,875,846
                                                                 ---------------
(COST $538,541,143)

OTHER ASSETS AND LIABILITIES - (0.5)%                                (2,936,218)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $573,939,628
                                                                 ===============

FUTURES CONTRACTS
                            Expiration         Underlying Face       Unrealized
  Contracts Purchased          Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  401  U.S. Treasury
       2-Year Notes        March 2007            $82,205,000           $174,559
                                              ==================================

                            Expiration         Underlying Face       Unrealized
     Contracts Sold            Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  213  U.S. Treasury
       10-Year Notes       March 2007            $23,256,938          $(181,862)
                                              ==================================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2006.
XLCA = XL Capital Ltd.
(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.
(4) When-issued security.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2006, was $603,387, which represented 0.1% of total net assets.

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $  538,541,143
                                                                 ===============
Gross tax appreciation of investments                            $   38,340,395
Gross tax depreciation of investments                                    (5,692)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   38,334,703
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    January 26, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    January 26, 2007

By:      /s/  Robert J. Leach
         -----------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    January 26, 2007